                                                                                        Registration No. ___-______
                                                                                                 File No. 811-21208

                           SECURITIES AND EXCHANGE COMMISSION
                                  WASHINGTON, DC 20549

                                       FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                        [X]

         Pre-Effective Amendment No.  __                                                                      [   ]

         Post-Effective Amendment No. __                                                                      [   ]

                                         and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                     [X]

         Amendment No. __                                                                                     [   ]

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                            OPPENHEIMER MULTI CAP VALUE FUND
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                   (Exact Name of Registrant as Specified in Charter)

                   6803 South Tucson Way, Centennial, Colorado 80112
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                  (Address of Principal Executive Offices) (Zip Code)

                                     (212) 323-0200
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                  (Registrant's Telephone Number, including Area Code)

                                  Robert G. Zack, Esq.
                                 OppenheimerFunds, Inc.
                      498 Seventh Avenue, New York, New York 10018
----------------------------------------------------------------------------------------
                        (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]  Immediately upon filing pursuant to paragraph (b)
[   ]  On _______________ pursuant to paragraph (b)
[   ]  60 days after filing pursuant to paragraph (a)(1)
[   ]  On _______________ pursuant to paragraph (a)(1)
[   ]  75 days after filing pursuant to paragraph (a)(2)
[   ]  On _______________ pursuant to paragraph (a)(2)

of Rule 485.

If appropriate, check the following box:

[   ]  This  post-effective  amendment  designates a new effective date for a previously filed post-effective amendment.

----------------------------------------------------------------------------------------
The registrant  hereby amends this  registration  statement on such date or dates as may be  necessary  to delay its  effective  date until the  registrant  shall file a further amendment which  specifically  states that this registration  statement shall thereafter become  effective  in  accordance  with section  8(a) of the  Securities  Act of 1933 or
until  the   registration   statement  shall  become  effective  on  such  date  as  the
Commission, acting pursuant to Section 8(a), may determine.

Oppenheimer
Multi Cap Value Fund

Prospectus dated _______________, 2002

                                                              Oppenheimer  Multi  Cap  Value  Fund is a mutual  fund
                                                              that seeks capital appreciation.  It invests primarily
                                                              in common stocks.
                                                                   This Prospectus  contains  important  information
                                                              about the Fund's objective,  its investment  policies,
                                                              strategies  and  risks.  It  also  contains  important
                                                              information  about  how to buy and sell  shares of the
                                                              Fund and  other  account  features.  Please  read this
                                                              Prospectus  carefully  before  you  invest and keep it
                                                              for future reference about your account.

As  with  all  mutual  funds,   the   Securities  and
Exchange  Commission  has not approved or disapproved
the  Fund's  securities  nor has it  determined  that
this  Prospectus  is  accurate or  complete.  It is a
criminal offense to represent otherwise.

                                                                                    1234

CONTENTS

---------------------------- -----------------------------------------------------------------------------------------

                             ABOUT THE FUND

                             The Fund's Investment Objective and Strategies
                             Main Risks of Investing in the Fund
                             Fees and Expenses of the Fund
                             About the Fund's Investments

                             How the Fund is Managed

                             ABOUT YOUR ACCOUNT

                             How to Buy Shares
                             Class A Shares
                             Class B Shares
                             Class C Shares
                             Class N Shares
                             Class Y Shares

                             Special Investor Services
                             AccountLink
                             PhoneLink
                             OppenheimerFunds Internet Website
                             Automatic Withdrawal and Exchange Plans
                             Reinvestment Privilege
                             Retirement Plans

                             How to Sell Shares
                             By Mail
                             By Telephone

                             How to Exchange Shares
                             Shareholder Account Rules and Policies
                             Dividends, Capital Gains and Taxes
                             Financial Highlights

---------------------------- -----------------------------------------------------------------------------------------

ABOUT THE FUND

THE FUND'S INVESTMENT OBJECTIVE AND STRATEGIES

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks capital appreciation over the long-term.

WHAT DOES THE FUND INVEST IN?
The Fund invests  primarily in common stocks of small,  medium and large  capitalization
U.S. companies that the portfolio manager believes are undervalued.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL?
The  Fund's  portfolio  manager  selects  securities  one at a time.  This is  called  a
"bottom up  approach."  The  portfolio  manager  uses  fundamental  company  analysis to select  securities for the Fund. The portfolio  manager  considers the following factors in assessing a company's prospects:

       o  Favorable supply/demand conditions for key products
       o  Development of new products or businesses
o        Quality of management
       o  Competitive position in the marketplace
       o  Allocation of capital

WHO IS THE FUND DESIGNED FOR?
The Fund is designed  primarily  for investors  seeking  capital  appreciation  over the long term.  Investors  in the Fund  should be willing to assume the risks of  short-term share price  fluctuations  that are typical  for a fund  focusing on stock  investments.
Since the Fund does not seek  income  and its income  from  investments  will  likely be small, it is not designed for investors  needing  current  income.  Because of its focus on  long-term  capital  appreciation,  the Fund may be  appropriate  for a portion  of a retirement plan investment. The Fund is not a complete investment program.

MAIN RISKS OF INVESTING IN THE FUND.
All  investments  have risks to some  degree.  The  Fund's  investments  are  subject to changes in their value from a number of factors described below.

There is also the risk that poor security  selection by the Fund's  investment  Manager,
OppenheimerFunds,  Inc.,  will  cause  the Fund to  underperform  other  funds  having a
similar  objective.   As  an  example,  the  portfolio  manager's  "value"  approach  to investing  could result in fewer Fund  investments  in stocks that become  highly valued by the  marketplace  during  times of rapid market  advances.  This could cause the Fund to  underperform  other  funds with  similar  investment  objectives  but that  employ a growth or non-value  approach to investing.  The Fund is a recently  organized  Fund and has a short operating history.

RISKS  OF  INVESTING  IN  STOCKS.  Stocks  fluctuate  in  price,  and  their  short-term volatility at times may be great.  Because the Fund normally  emphasizes  investments in common stocks and other

equity  securities,  the value of the Fund's  portfolio  will be  affected by changes in the stock  markets in which it  invests.  Market  risk will  affect the Fund's net asset values  per  share,  which  will  fluctuate  as  the  values  of  the  Fund's  portfolio securities  change.  A variety of factors can affect the price of a particular stock and the prices of individual  stocks do not all move in the same  direction  uniformly or at the same time. Different stock markets may behave differently from each other.

         The Fund expects to invest  primarily in common stocks of U.S.  companies  that the portfolio  manager believes are undervalued.  The main risk is that the value of the stocks  the Fund  holds  might  decline  as a result of the  performance  of  individual stocks, a decline in the stock market in general or a general decline in value stocks.

         Other  factors can affect a particular  stock's  price,  such as poor  earnings reports by the issuer,  loss of major customers,  major  litigation  against the issuer, or  changes  in  government  regulations  affecting  the  issuer.  The Fund  invests  in securities of companies with small,  medium or large  capitalization  ranges.  Small and medium  capitalization  companies  may  have  more  volatile  stock  prices  than  large companies.

         The Manager may increase the relative  emphasis of the Fund's  investments in a particular  industry from time to time.  Stocks of issuers in a particular  industry may be  affected  by changes in  economic  conditions,  changes in  government  regulations, availability of basic  resources or supplies,  or other events that affect that industry more than others.  To the extent that the Fund  increases  the relative  emphasis of its investments  in a particular  industry,  its share  values may  fluctuate in response to events affecting that industry.

HOW RISKY IS THE FUND OVERALL?  The risks described above  collectively form the overall risk  profile  of the Fund,  and can affect  the value of the  Fund's  investments,  its investment  performance  and  the  prices  of its  shares.  Particular  investments  and investment  strategies  also have  risks.  These  risks  mean that you can lose money by investing  in the Fund.  When you  redeem  your  shares,  they may be worth more or less than what you paid for  them.  There is no  assurance  that the Fund  will  achieve  its investment objective.

         In the short  term,  the stock  markets can be  volatile,  and the price of the
Fund's  shares  can go up and  down  substantially.  The  Fund  generally  does  not use income-oriented  investments  to help  cushion the Fund's  total  return from changes in stock prices. In the  OppenheimerFunds  spectrum,  the Fund is an aggressive  investment vehicle,  designed  for  investors  willing  to  assume  greater  risks  in the  hope of achieving  greater  gains.  In the  short  term,  the  Fund  may be less  volatile  than emerging  markets  stock  funds but it may be  subject to  greater  fluctuations  in its share prices than funds that emphasize large  capitalization  stocks or funds that focus on both stocks and bonds.

The Fund's Performance

Because the Fund recently  commenced  operations,  prior  performance  information for a full  calendar  year is not yet  available.  After  the  Fund has  commenced  investment operations,  to obtain the Fund's performance information,  you can contact the Transfer
Agent at the toll-free  telephone  number on the back cover of this  Prospectus or visit the  Oppenheimerfunds  internet  website at  WWW.OPPENHEIMERFUNDS.COM.  Please  remember that the Fund is intended to be a long-term  investment,  and that  performance  results are historical,  and that past performance  (particularly  over a short-term  period) is not predictive of future results.

Fees and Expenses of the Fund

The  Fund  pays  a  variety  of  expenses   directly  for   management  of  its  assets,
administration,  distribution  of its  shares and other  services.  Those  expenses  are subtracted  from the Fund's  assets to calculate  the Fund's net asset values per share.
All  shareholders  therefore  pay  those  expenses  indirectly.  Shareholders  pay other
expenses  directly,   such  as  sales  charges  and  account  transaction  charges.  The following  tables are meant to help you  understand the fees and expenses you may pay if you buy and hold  shares  of the  Fund.  The  numbers  below  are  based  on the  Fund's anticipated expenses during its first fiscal year.

Shareholder Fees (charges paid directly from your investment):

                                                     Class A      Class B     Class C     Class N     Class Y
                                                     Shares       Shares      Shares      Shares      Shares
  -------------------------------------------------- ------------ ----------- ----------- ----------- -------------
  -------------------------------------------------- ------------ ----------- ----------- ----------- -------------
  Maximum Sales Charge (Load) on
  Purchases (as % of offering price)                 5.75%        None        None        None        None
  -------------------------------------------------- ------------ ----------- ----------- ----------- -------------
  -------------------------------------------------- ------------ ----------- ----------- ----------- -------------

  -------------------------------------------------- ------------ ----------- ----------- ----------- -------------
  -------------------------------------------------- ------------ ----------- ----------- ----------- -------------
  Maximum Deferred Sales Charge (Load)
  (as % of the lower of the original offering
  price or redemption proceeds)                      None1        5%2         1%3         1%4         None

   1 A contingent  deferred sales charge may apply to redemptions of investments of $1 million or more  ($500,000 for  retirement  plan  accounts) of Class A shares.  See
   "How to Buy Shares" for details.
   2 Applies to redemptions  in first year after  purchase.  The  contingent  deferred sales charge declines to 1% in the sixth year and is eliminated after that.
   3 Applies to shares redeemed within 12 months of purchase.
   4 A contingent  deferred sales charge applies to shares  redeemed  within 18 months of a retirement plan's first purchase.

   Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
                                                    Class A      Class B     Class C     Class N      Class Y
                                                    Shares       Shares      Shares      Shares       Shares
  ------------------------------------------------- ------------ ----------- ----------- ------------ -----------
  ------------------------------------------------- ------------ ----------- ----------- ------------ -----------
  Management Fees                                   0.75%        0.75%       0.75%       0.75%        0.75%
  ------------------------------------------------- ------------ ----------- ----------- ------------ -----------
  ------------------------------------------------- ------------ ----------- ----------- ------------ -----------
  Distribution and/or Service (12b-1) Fees          0.25%        1.00%       1.00%       0.50%        N/A
  ------------------------------------------------- ------------ ----------- ----------- ------------ -----------
  ------------------------------------------------- ------------ ----------- ----------- ------------ -----------
  Other Expenses                                    0.30%        0.30%       0.30%       0.30%        0.30%
  ------------------------------------------------- ------------ ----------- ----------- ------------ -----------
  ------------------------------------------------- ------------ ----------- ----------- ------------ -----------
  Total Annual Operating Expenses                   1.30%        2.05%       2.05%       1.55%        1.05%

  Expenses  may  vary  in  future  years.  Because  the  Fund  is a new  fund  with no operating  history,  the rates for management fees are the maximum rates that can be charged.  "Other Expenses" are estimates of transfer agent fees, custodial expenses, and accounting and legal expenses among others,  based on the Manager's  projections of what those expenses will be during the Fund's first fiscal year.
EXAMPLES.  The  following  examples  are  intended  to  help  you  compare  the  cost of investing in the Fund with the cost of investing  in other  mutual  funds.  The examples assume  that you invest  $10,000  in a class of shares of the Fund for the time  periods indicated and reinvest your dividends and distributions.

         The first  example  assumes  that you redeem  all of your  shares at the end of those  periods.  The second  example  assumes that you keep your shares.  Both  examples also  assume  that  your  investment  has a 5%  return  each  year and that the  class's operating  expenses  remain the same.  Your actual costs may be higher or lower  because expenses  will vary over time.  Based on these  assumptions  your  expenses  would be as follows:

            If shares are redeemed:                        1 Year                             3 Years
  -------------------------------------------- -------------------------------- ------------------------------------
  -------------------------------------------- -------------------------------- ------------------------------------
                Class A Shares                              $700                               $963
  -------------------------------------------- -------------------------------- ------------------------------------
  -------------------------------------------- -------------------------------- ------------------------------------
                Class B Shares                              $708                               $943
  -------------------------------------------- -------------------------------- ------------------------------------
  -------------------------------------------- -------------------------------- ------------------------------------
                Class C Shares                              $308                               $643
                                               -------------------------------- ------------------------------------
  -------------------------------------------- -------------------------------- ------------------------------------
                Class N Shares                              $258                               $490
                                               --------------------------------
  -------------------------------------------- -------------------------------- ------------------------------------
                Class Y Shares                              $107                               $334
  -------------------------------------------- -------------------------------- ------------------------------------

          If shares are not redeemed:                      1 Year                             3 Years
  -------------------------------------------- -------------------------------- ------------------------------------
  -------------------------------------------- -------------------------------- ------------------------------------
                Class A Shares                              $700                               $963
  -------------------------------------------- -------------------------------- ------------------------------------
  -------------------------------------------- -------------------------------- ------------------------------------
                Class B Shares                              $208                               $643
  -------------------------------------------- -------------------------------- ------------------------------------
  -------------------------------------------- -------------------------------- ------------------------------------
                Class C Shares                              $208                               $643
  -------------------------------------------- -------------------------------- ------------------------------------
  -------------------------------------------- -------------------------------- ------------------------------------
                Class N Shares                              $158                               $490
  -------------------------------------------- -------------------------------- ------------------------------------
                Class Y Shares                              $107                               $334
  -------------------------------------------- -------------------------------- ------------------------------------

  In the first example,  expenses  include the initial sales charge for Class A and the applicable  Class B, Class C or Class N contingent  deferred  sales  charges.  In the second example,  the Class A expenses include the sales charge,  but Class B, Class C and Class N expenses do not include the contingent deferred sales charges.

About the Fund's Investments

The fund's Principal INVESTMENT  POLICIES.  The allocation of the Fund's portfolio among different types of investments  will vary over time based upon the Manager's  evaluation of economic and market  trends.  The Fund's  portfolio  might not always  include all of the  different  types of  investments  described  below.  The  Statement  of  Additional
Information  contains more detailed  information  about the Fund's  investment  policies and risks.

         The Manager tries to reduce risks by carefully  researching  securities  before they are  purchased,  and in some cases by using hedging  techniques.  The Fund attempts to reduce its  exposure to market risks by  diversifying  its  investments,  that is, by not holding a  substantial  amount of stock of any one company and by not  investing too great a  percentage  of the Fund's  assets in any one company.  Also,  the Fund does not concentrate 25% or more of its assets in investments in any one industry.

         However,  changes in the overall  market prices of securities  can occur at any time.  The share prices of the Fund will change daily based on changes in market  prices of securities and market conditions and in response to other economic events.

Stock  Investments.  The Fund invests primarily in common stocks of U.S.  companies that the  portfolio  manager  believes are  undervalued.  The Fund may invest  without limit in companies in any capitalization range.

Portfolio  Turnover.  A change in the securities held by the Fund is known as "portfolio turnover".  The Fund may  engage in  short-term  trading  to try to  achieve  its objective  and may have a high  portfolio  turnover  rate of over 100%  annually.
       Increased  portfolio  turnover creates higher brokerage and transaction costs for the  Fund.  If the  Fund  realizes  capital  gains  when it sells  its  portfolio investments,  it  must  generally  pay  those  gains  out  to  the  shareholders, increasing their taxable distributions.

CAN THE FUND'S  INVESTMENT  OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of Trustees
can change  non-fundamental  investment policies without shareholder approval,  although significant  changes will be described in  amendments  to this  Prospectus.  Fundamental
policies   cannot  be  changed  without  the  approval  of  a  majority  of  the  Fund's outstanding  voting shares.  The Fund's  investment  objective is a fundamental  policy.
Other  investment   restrictions  that  are  fundamental  policies  are  listed  in  the
Statement of Additional  Information.  An investment  policy is not  fundamental  unless this Prospectus or the Statement of Additional Information says that it is.

OTHER  INVESTMENT  STRATEGIES.  To seek its  objective,  the Fund can use the investment techniques and strategies  described  below.  The Fund might not always use all of them.
These  techniques  have  risks,  although  some  are  designed  to help  reduce  overall investment or market risks.

Other Equity  Securities.  Equity  securities  include common stocks, as well as "equity equivalents"  such as preferred  stocks and  securities  convertible  into common stock.  Preferred  stock has a set dividend rate and ranks after bonds and before common  stocks  in its  claim  for  dividends  and on  assets  if the  issuer  is
       liquidated  or  becomes   bankrupt.   The  Manager   considers  some  convertible
       securities to be "equity  equivalents"  because of the conversion  feature and in that case their  rating has less impact on the  investment  decision  than in the case of debt securities.

Foreign  Investing.  The Fund can invest up to 35% of its total assets in foreign equity securities  which can include  securities  listed on a domestic or foreign  stock exchange,  traded in domestic or foreign  over-the-counter  markets. The Fund may invest up to 10% of its total assets in equity  securities  of companies  located in emerging markets.

       While foreign securities offer special investment  opportunities,  they also have special risks.  The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S.  dollar value of  securities  denominated  in that foreign  currency.  Foreign  issuers are not subject to the same  accounting and disclosure  requirements  to which U.S.  companies are subject.  The value of
       foreign   investments   may  be  affected  by   exchange   control   regulations,
       expropriation or nationalization of a company's assets,  foreign taxes, delays in settlement of transactions,  changes in governmental  economic or monetary policy in the U.S. or abroad, or other political and economic factors.

Special  Risks of  Emerging  Markets.  The  Fund  can buy  securities  in  emerging  and developing markets. They present risks not found in more mature markets.  Those securities  may be more  difficult  to sell at an  acceptable  price  and their prices may be more volatile than securities
         of issuers in more developed  markets.  Settlements of trades may be subject to greater  delays  so that the Fund  might not  receive  the sale  proceeds  of a security on a timely basis.

         Emerging markets might have less developed  trading markets and exchanges,  and less  developed  legal and  accounting  systems.  Investments  may be  subject to greater risks of government  restrictions  on  withdrawing  the sales proceeds of securities  from the  country.  Economies  of  developing  countries  may be more dependent on relatively  few  industries  that may be highly  vulnerable to local and global  changes.  Governments  may be more unstable and present greater risks of  nationalization  or  restrictions  on  foreign  ownership  of stocks of local companies.  These  investments  may be  substantially  more  volatile  than  debt securities of issuers in the U.S. and other  developed  countries and may be very speculative.

Illiquid and  Restricted  Securities.  Investments  may be illiquid  because they do not have an active  trading  market,  making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted  securities may have terms that limit their resale to other investors or may require  registration  under federal securities  laws before they can be sold publicly.  The Fund will not invest more than  15% of its  net  assets  in  illiquid  or  restricted  securities.  Certain restricted  securities  that are eligible  for resale to qualified  institutional purchasers  may not be subject to that limit.  The Manager  monitors  holdings of illiquid  securities  on an  ongoing  basis  to  determine  whether  to sell  any holdings to maintain adequate liquidity.

Derivative  Investments.  The  Fund  can  invest  in a  number  of  different  kinds  of
       "derivative"  investments.  In  general  terms,  a  derivative  investment  is an investment  contract  whose value depends on (or is derived from) the value of an underlying  asset,  interest  rate or  index.  In the  broadest  sense,  options, futures  contracts,  and  other  hedging  instruments  the Fund  might use may be considered  "derivative"  investments.  In  addition  to  using  derivatives  for hedging,  the Fund might use other derivative  investments because they offer the potential  for  increased  value.  The  Fund  currently  does not  expect  to use derivatives  to a  significant  degree and is not required to use them in seeking its objective.

       Derivatives  have risks. If the issuer of the derivative  investment does not pay the  amount  due,  the Fund can lose  money  on the  investment.  The  underlying security  or  investment  on which a  derivative  is  based,  and the  derivative itself,  may not perform the way the Manager expected it to. As a result of these risks the Fund could realize less  principal or income from the  investment  than expected  or its hedge  might be  unsuccessful.  As a result,  the  Fund's  share prices  could  fall.  Certain  derivative  investments  held by the Fund might be illiquid.

   o   Hedging.  The Fund can buy and sell futures contracts,  put and call options, and forward  contracts  as  these  are  all  referred  to as  "hedging  instruments."
       Underlying   investments  for  these  hedging   instruments  include  securities,
       securities  indices  and  currencies.  The Fund does not  currently  use  hedging extensively or for speculative  purposes.  It has percentage limits on its use of hedging instruments and is not required to use them in seeking its objective.

       Some  of  these  strategies  would  hedge  the  Fund's  portfolio  against  price fluctuations.  Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market.

       There are also special risks in particular  hedging  strategies.  Options trading involves  the payment of premiums  and can increase  portfolio  turnover.  If the
       Manager used a hedging  instrument at the wrong time or judged market  conditions incorrectly,  the strategy  could reduce the Fund's  return.  The Fund could also experience  losses if the prices of its  futures or  options  positions  were not correlated  with its other  investments  or, if it could not close out a position because of an illiquid market for the future or option.

Temporary  Defensive and Interim  Investments.  In times of unstable  adverse  market or economic  conditions,  the Fund can invest up to 100% of its total  assets in  temporary defensive  investments  that are  inconsistent  with  the  Fund's  principal  investment strategies.  Generally  they would be,  highly-rated  commercial  paper and money market instruments,  U.S.  government  securities  and  repurchase  agreements.  The Fund might also hold these types of  securities  pending the  investment  of proceeds from the sale of Fund  shares or  portfolio  securities  or to meet  anticipated  redemptions  of Fund shares.  To the extent the Fund  invests  defensively  in these  securities,  it may not achieve its investment objective.

How the Fund Is Managed

THE  MANAGER.  The Manager  chooses the Fund's  investments  and handles its  day-to-day business.  The Manager  carries out its duties,  subject to the policies  established by the Fund's Board of Trustees,  under an investment  advisory  agreement  that states the
Manager's  responsibilities.  The  agreement  sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment adviser since January 1960.  The Manager and its
subsidiaries  and controlled  affiliates  managed more than $125 billion in assets as of
June 30, 2002,  including other Oppenheimer funds, with more than 7 million  shareholder accounts.  The Manager is located at 498 Seventh Avenue, New York, New York 10018.

Portfolio  Manager.  The Fund's portfolio is managed by Christopher  Leavy. Mr. Leavy is a Senior Vice President of the Manager,  Vice President of the Fund and serves as an officer and portfolio manager of other Oppenheimer funds.

       Prior to joining  the  Manager  in  September  2000,  Mr.  Leavy was a  portfolio manager  of  Morgan  Stanley  Dean  Witter  Investment  Management  from  1997 to
       September  2000 and a  portfolio  manager  and equity  analyst  of Crestar  Asset
       Management from 1995 to 1997.

Advisory Fees.  Under the investment  advisory  agreement,  the Fund pays the Manager an advisory  fee at an annual rate that  declines on  additional  assets as the Fund grows:  0.75% of the first $200 million of average annual net assets of the Fund,
       0.72% of the next  $200  million,  0.69% of the next $200  million,  0.66% of the next $200  million,  and 0.60% of  average  annual  net  assets in excess of $800 million.

ABOUT YOUR ACCOUNT

How to Buy Shares
HOW DO YOU BUY SHARES?  You can buy shares several ways as described  below.  The Fund's
Distributor,  OppenheimerFunds  Distributor,  Inc.,  may  appoint  servicing  agents  to accept purchase (and redemption)  orders. The Distributor,  in its sole discretion,  may reject any purchase order for the Fund's shares.

Buying  Shares  Through Your Dealer.  You can buy shares  through any dealer,  broker or financial  institution  that has a sales  agreement  with the  Distributor.  Your dealer will place your order with the Distributor on your behalf.
Buying  Shares  Through  the  Distributor.  Complete  an  OppenheimerFunds  New  Account
       Application and return it with a check payable to "OppenheimerFunds  Distributor,
       Inc."  Mail it to P.O.  Box 5270,  Denver,  Colorado  80217.  If you don't list a dealer on the  application,  the Distributor will act as your agent in buying the shares.  However,  we recommend that you discuss your investment with a financial advisor before your make a purchase to be sure that the Fund is  appropriate  for you.
   o   Paying by Federal Funds Wire.  Shares  purchased  through the  Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500.  Before sending a wire, call the  Distributor's  Wire Department at  1.800.225.5677 to notify the
       Distributor of the wire, and to receive further instructions.
o        Buying Shares Through OppenheimerFunds  AccountLink.  With AccountLink, you pay
       for  shares by  electronic  funds  transfer  from your bank  account.  Shares are purchased  for your  account by a transfer  of money from your bank  through  the
       Automated  Clearing  House  (ACH)  system.  You can  provide  those  instructions automatically,  under an Asset Builder  Plan,  described  below,  or by telephone instructions  using  OppenheimerFunds  PhoneLink,  also described  below.  Please refer to "AccountLink" below for more details.
o        Buying  Shares  Through  Asset Builder  Plans.  You may purchase  shares of the
       Fund  automatically  each  month from your  account at a bank or other  financial institution  under an Asset  Builder  Plan with  AccountLink.  Details are in the
       Asset Builder application and the Statement of Additional Information.

HOW MUCH MUST YOU  INVEST?  You can buy Fund shares  with a minimum  initial  investment of $1,000 and make  additional  investments at any time with as little as $25 (effective
November 1, 2002,  the additional  purchase  amount is $50).  There are reduced  minimum investments under special investment plans.

o        With Asset Builder Plans,  403(b) plans,  Automatic Exchange Plans and military allotment plans, you can make initial and subsequent  investments for as little
         as  $25.  The  minimum   additional   investment  in  any  such  plan  accounts
         established  on or  after  November  1,  2002 is $50.  The  minimum  additional investment  to such plan accounts  that were  established  prior to November 1,
         2002 will remain  $25. To  establish  a new Asset  Builder  Plan  account on or after November 1, 2002, you must first invest at least $500.

o        Under retirement  plans,  such as IRAs,  pension and  profit-sharing  plans and
         401(k)  plans,  you can start your account with as little as $250.  If your IRA is  started as an Asset  Builder  Plan,  the $25  minimum  applies.  Additional purchases  may be for as little as $25.  To  establish  any type of IRA account on or after  November 1, 2002,  the  minimum  investment  is $500.  The minimum additional investment to any type of IRA account after November 1, 2002 is $50.

o        The minimum  investment  requirement  does not apply to  reinvesting  dividends from  the  Fund or  other  Oppenheimer  funds  (a list of them  appears  in the
         Statement  of  Additional  Information,  or you can ask your dealer or call the
         Transfer Agent), or reinvesting  distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD?  Shares are sold at their  offering  price,  which is the net asset  value per share plus any initial  sales  charge that  applies.  The  offering price  that  applies  to a purchase  order is based on the next  calculation  of the net asset value per share that is made after the  distributor  receives the  purchase  order at its offices in Colorado,  or after any agent  appointed by the  distributor  receives the order and sends it to the Distributor.

Net Asset  Value The Fund  calculates  the net asset value of each class of shares as of the close of The New York Stock  Exchange,  on each day the  Exchange is open for trading  (referred  to in this  Prospectus  as a  "regular  business  day").  The
       Exchange  normally  closes at 4:00 P.M.,  Eastern time,  but may close earlier on some days. All references to time in this Prospectus mean "Eastern time".

       The net asset value per share is  determined  by dividing the value of the Fund's net  assets  attributable  to a class by the  number of shares of that class that are  outstanding.  To determine net asset value, the Fund's Board of Trustees has established  procedures  to value the Fund's  securities,  in  general,  based on market value.  The Board has adopted special  procedures for valuing illiquid and restricted  securities and  obligations for which market values cannot be readily obtained.  Because some foreign  securities  trade in markets and exchanges  that operate on U.S.  holidays and weekends,  the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

       If, after the close of the principal  market on which a security held by the Fund is traded,  and before the time the Fund's  securities  are priced  that day,  an event  occurs that the  Manager  deems  likely to cause a material  change in the value of such security,  the Fund's Board of Trustees has authorized the Manager, subject to the Board's  review,  to ascertain a fair value for such  security.  A security's  valuation  may differ  depending  on the method used for  determining value.

The Offering  Price.  To receive the offering price for a particular  day, in most cases the  Distributor or its  designated  agent must receive your order by the time of day The New York Stock  Exchange  closes that day. If your order is received on a day when the  Exchange is closed or after it has closed,  the order will  receive the next offering price that is determined after your order is received.

Buying Through a Dealer.  If you buy shares  through a dealer,  your dealer must receive the order by the close of The New York  Stock  Exchange  and  transmit  it to the
       Distributor so that it is received before the Distributor's  close of business on a regular  business  day  (normally  5:00  P.M.) to receive  that day's  offering price.  Otherwise,  the  order  will  receive  the next  offering  price  that is determined.

----------------------------------------------------------------------------------------
      WHAT  CLASSES  OF SHARES  DOES THE FUND  OFFER?  The Fund  offers  investors  five different classes of shares.  The different  classes of shares represent  investments in the same  portfolio of  securities,  but the classes are subject to  different  expenses and will likely have  different  share prices.  When you buy shares,  be sure to specify the class of  shares.  If you do not  choose a class,  your  investment  will be made in
Class A shares.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Class A  Shares.  If you buy  Class  A  shares,  you pay an  initial  sales  charge  (on investments  up to $1 million  for  regular  accounts  or  $500,000  for  certain retirement  plans).  The amount of that sales  charge will vary  depending on the amount you invest.  The sales charge rates are listed in "How Can You Buy Class A
       Shares?" below.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Class B  Shares.  If you buy  Class B  shares,  you pay no sales  charge  at the time of purchase,  but you will pay an annual  asset-based sales charge,  and if you sell your shares  within six years of buying them,  you will normally pay a contingent deferred sales charge.  That contingent deferred sales charge varies depending on how long you own your  shares,  as described in "How Can You Buy Class B Shares?"
       below.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Class C  Shares.  If you buy  Class C  shares,  you pay no sales  charge  at the time of purchase,  but you will pay an annual  asset-based sales charge. If you sell your shares  within 12  months of buying  them,  you will  normally  pay a  contingent deferred  sales charge of 1.0%, as described in "How Can You Buy Class C Shares?"
       below.
----------------------------------------------------------------------------------------
Class N Shares.  If you buy Class N shares  (available only through  certain  retirement plans),  you pay no sales  charge  at the time of  purchase,  but you will pay an asset-based  sales  charge.  If you sell  your  shares  within  18  months of the retirement  plan's  first  purchase of Class N shares,  you may pay a  contingent deferred  sales  charge of 1.0%,  as  described  in "Who Can Buy Class N Shares?"
       below.
----------------------------------------------------------------------------------------
Class Y Shares.  Class Y shares  are  offered  only to certain  institutional  investors that have special agreements with the Distributor.
----------------------------------------------------------------------------------------

WHICH  CLASS  OF  SHARES  SHOULD  YOU  CHOOSE?  Once  you  decide  that  the  Fund is an appropriate  investment  for you,  the  decision  as to which  class of  shares  is best suited to your needs  depends on a number of factors  that you should  discuss with your financial  advisor.  Some  factors to  consider  are how much you plan to invest and how long you plan to hold your  investment.  If your goals and  objectives  change over time and you plan to purchase  additional  shares,  you should  re-evaluate  those factors to see if you should  consider  another class of shares.  The Fund's  operating  costs that apply to a class of shares and the  effect of the  different  types of sales  charges on your investment will vary your investment results over time.

       The   discussion   below  is  not   intended  to  be   investment   advice  or  a
recommendation,  because each investor's  financial  considerations  are different.  The discussion  below  assumes that you will  purchase  only one class of shares,  and not a combination  of shares of  different  classes.  Of course,  these  examples are based on approximations  of the effects of current  sales  charges and  expenses  projected  over time, and do not detail all of the  considerations  in selecting a class of shares.  You should analyze your options  carefully  with your  financial  advisor before making that choice.

How Long Do You Expect to Hold Your  Investment?  While  future  financial  needs cannot be predicted with certainty,  knowing how long you expect to hold your investment will assist you in  selecting  the  appropriate  class of shares.  Because of the effect of  class-based  expenses,  your  choice  will also depend on how much you plan to invest.  For example,  the reduced  sales  charges  available  for larger purchases  of Class A shares  may,  over  time,  offset  the  effect of paying an initial  sales  charge on your  investment,  compared  to the effect over time of higher  class-based  expenses  on  shares  of  Class B or Class C or Class N. For retirement  plans that  qualify to purchase  Class N shares,  Class N shares will generally be more advantageous than Class B and Class C shares.

   o   Investing for the Shorter Term. While the Fund is a long-term investment,  if you have a relatively  short-term  investment horizon (that is, you plan to hold your shares for not more than six  years),  you should  probably  consider  purchasing
       Class A or Class C shares  rather  than  Class B shares.  That is  because of the effect of the Class B contingent  deferred  sales charge if you redeem within six years,  as well as the  effect of the  Class B  asset-based  sales  charge on the investment  return for that class in the short-term.  Class C shares might be the appropriate  choice  (especially for investments of less than $100,000),  because there is no initial sales charge on Class C shares,  and the contingent  deferred sales charge does not apply to amounts you sell after holding them one year.

       However,  if you plan to invest more than $100,000 for the shorter term,  then as your investment  horizon increases toward six years,  Class C shares might not be as advantageous as Class A shares.  That is because the annual  asset-based sales charge  on Class C shares  will have a greater  impact on your  account  over the longer  term  than the  reduced  front-end  sales  charge  available  for  larger purchases of Class A shares.

       And for  non-retirement  plan  investors  who invest $1 million or more,  in most cases Class A shares  will be the most  advantageous  choice,  no matter how long you intend to hold your shares.  For that reason,  the Distributor  normally will not accept  purchase  orders of  $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

   o   Investing for the Longer Term.  If you are  investing  less than $100,000 for the longer-term,  for  example  for  retirement,  and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There  Differences  in Account  Features That Matter to You?  Some account  features may not be  available  to  Class  B,  Class C and  Class  N  shareholders.  Other features may not be advisable  (because of the effect of the contingent  deferred sales  charge)  for  Class B,  Class C or Class N  shareholders.  Therefore,  you should  carefully  review  how you plan to use  your  investment  account  before deciding which class of shares to buy.

       Additionally,  the dividends payable to Class B, Class C and Class N shareholders will be reduced by the  additional  expenses  borne by those classes that are not borne by Class A or Class Y  shares,  such as the  Class B,  Class C and  Class N asset-based  sales charge  described  below and in the  Statement  of  Additional
       Information.  Share  certificates are not available for Class B, Class C or Class
       N shares,  and if you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes  Affect  Payments to Your Broker?  A financial  advisor may receive different  compensation  for selling one class of shares than for selling another class.  It is important to remember  that Class B, Class C and Class N contingent deferred  sales  charges and  asset-based  sales charges have the same purpose as the  front-end  sales  charge  on sales  of Class A  shares:  to  compensate  the
       Distributor  for  concessions  and  expenses  it pays to  dealers  and  financial institutions for selling shares. The Distributor may pay additional  compensation from its own  resources to  securities  dealers or financial  institutions  based upon  the  value  of  shares  of the  Fund  owned  by  the  dealer  or  financial institution for its own account or for its customers.

SPECIAL  SALES  CHARGE  ARRANGEMENTS  AND  WAIVERS.  Appendix  B  to  the  Statement  of
Additional  Information  details the  conditions  for the waiver of sales  charges  that apply in certain  cases,  and the special  sales charge rates that apply to purchases of shares of the Fund by certain groups,  or under specified  retirement plan  arrangements or in other special types of  transactions.  To receive a waiver or special sales charge rate,  you must advise the  Distributor  when  purchasing  shares or the Transfer  Agent when redeeming shares that the special conditions apply.

HOW CAN YOU BUY CLASS A SHARES?  Class A shares are sold at their offering price,  which is  normally  net asset  value plus an initial  sales  charge.  However,  in some cases, described  below,  purchases  are  not  subject  to an  initial  sales  charge,  and the offering  price will be the net asset value.  In other cases,  reduced sales charges may be available, as described below or in the Statement of Additional  Information.  Out of
the  amount  you  invest,  the Fund  receives  the net asset  value to  invest  for your account.

       The sales charge varies  depending on the amount of your  purchase.  A portion of the sales  charge may be  retained by the  Distributor  or  allocated  to your dealer as concession.  The  Distributor  reserves  the right to reallow the entire  concession  to dealers.  The current  sales  charge rates and  concessions  paid to dealers and brokers are as follows:

                                                 Front-End Sales       Front-End Sales          Concession As
                                                 Charge As a           Charge As a              Percentage of
                                                 Percentage of         Percentage of Net        Offering Price
Amount of Purchase                               Offering Price        Amount Invested
------------------------------------------------ --------------------- ------------------------ --------------------
------------------------------------------------ --------------------- ------------------------ --------------------
Less than $25,000                                5.75%                 6.10%                    4.75%
------------------------------------------------ --------------------- ------------------------ --------------------
------------------------------------------------ --------------------- ------------------------ --------------------
$25,000 or more but less than $50,000            5.50%                 5.82%                    4.75%
------------------------------------------------ --------------------- ------------------------ --------------------
------------------------------------------------ --------------------- ------------------------ --------------------
$50,000 or more but less than $100,000           4.75%                 4.99%                    4.00%
------------------------------------------------ --------------------- ------------------------ --------------------
------------------------------------------------ --------------------- ------------------------ --------------------
$100,000 or more but less than $250,000          3.75%                 3.90%                    3.00%
------------------------------------------------ --------------------- ------------------------ --------------------
------------------------------------------------ --------------------- ------------------------ --------------------
$250,000 or more but less than $500,000          2.50%                 2.56%                    2.00%
------------------------------------------------ --------------------- ------------------------ --------------------
------------------------------------------------ --------------------- ------------------------ --------------------
$500,000 or more but less than $1 million        2.00%                 2.04%                    1.60%

Can You  Reduce  Class A Sales  Charges?  You may be  eligible  to buy Class A shares at reduced  sales  charge  rates  under the Fund's  "Right of  Accumulation"  or a
         Letter of Intent,  as described in "Reduced  Sales Charges" in the Statement of
         Additional Information:

Class  A  Contingent  Deferred  Sales  Charge.  There  is no  initial  sales  charge  on purchases  of  Class A  shares  of any one or  more  of the  Oppenheimer  funds aggregating  $1 million or more, or for certain  purchases by particular  types of retirement  plans that were permitted to purchase such shares prior to March
         1,  2001  ("grandfathered  retirement  accounts").  Retirement  plans  are  not permitted to make initial  purchases of Class A shares  subject to a contingent deferred sales charge.  The Distributor  pays dealers of record  concessions in an amount  equal to 1.0% of  purchases  of $1  million  or more  other  than by grandfathered  retirement accounts. For grandfathered  retirement accounts, the concession  is 0.75% of the first  $2.5  million,  plus 0.25% of  purchases  in excess of $2.5  million.  In either case,  the  concession  will not be paid on purchases of shares by exchange or that were previously  subject to a front-end sales charge and dealer concession.

         If you redeem any of those shares within an 18 month "holding  period" measured from the  beginning  of the  calendar  month of their  purchase,  a  contingent deferred sales charge  (called the "Class A contingent  deferred sales charge")
         may be deducted from the redemption  proceeds.  That sales charge will be equal to 1.0% of the lesser of:
o        the aggregate net asset value of the redeemed  shares at the time of redemption
              (excluding  shares  purchased by reinvestment of dividends or capital gain distributions) or
o        the original net asset value of the redeemed shares.

         The Class A  contingent  deferred  sales  charge will not exceed the  aggregate amount of the concessions the Distributor  paid to your dealer on all purchases of Class A shares of all  Oppenheimer  funds you made that were  subject to the
         Class A contingent deferred sales charge.

Purchases by Certain  Retirement  Plans.  There is no initial  sales charge on purchases of Class A shares of any one or more of the Oppenheimer  funds by retirement  plans that have $10 million or more in plan assets and that have entered  into a special  agreement with the  Distributor  and by  retirement  plans  which  are part of a  retirement  plan product or  platform  offered  by certain  banks,  broker-dealers,  financial  advisors, insurance  companies or recordkeepers  which have entered into a special  agreement with the  Distributor.  The  Distributor  currently pays dealers of record  concessions in an amount  equal to  0.25% of the  purchase  price  of Class A shares  by those  retirement plans from its own  resources  at the time of sale,  subject to  certain  exceptions  as described in the Statement of Additional  Information.  There is no contingent  deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B  SHARES?  Class B shares  are sold at net asset  value per share without an initial  sales  charge.  However,  if Class B shares are redeemed  within six years of their  purchase,  a contingent  deferred sales charge will be deducted from the
redemption  proceeds.   The  Class  B  contingent  deferred  sales  charge  is  paid  to compensate the Distributor for its expenses of providing  distribution-related  services to the Fund in connection with the sale of Class B shares.

The amount of the  contingent  deferred  sales charge will depend on the number of years since you invested  and the dollar  amount being  redeemed,  according to the  following schedule for the Class B contingent deferred sales charge holding period:

                                                             Contingent Deferred Sales Charge on
Years Since Beginning of Month in Which                      Redemptions in That Year
Purchase Order was Accepted                                  (As % of Amount Subject to Charge)
------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------
0 - 1                                                        5.0%
------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------
1 - 2                                                        4.0%
------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------
2 - 3                                                        3.0%
------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------
3 - 4                                                        3.0%
------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------
4 - 5                                                        2.0%
------------------------------------------------------------ -------------------------------------------------------
------------------------------------------------------------ -------------------------------------------------------
5 - 6                                                        1.0%
------------------------------------------------------------ -------------------------------------------------------
6 and following                                              None
------------------------------------------------------------ -------------------------------------------------------

   In the table,  a "year" is a 12-month  period.  In applying the  contingent  deferred sales charge,  all  purchases  are  considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares.  Class B shares  automatically  convert to Class
       A shares 72 months after you purchase  them.  This  conversion  feature  relieves
       Class B  shareholders  of the  asset-based  sales  charge that applies to Class B shares under the Class B  Distribution  and Service Plan,  described  below.  The conversion  is based on the relative  net asset value of the two classes,  and no sales load or other charge is imposed.  When any Class B shares you hold convert, any other of your Class B shares that were acquired by reinvesting  dividends and distributions  on the converted  shares will also convert to Class A shares.  For further  information  on the  conversion  feature and its tax  implications,  see
       "Class B Conversion" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS C  SHARES?  Class C shares  are sold at net asset  value per share without an initial  sales  charge.  However,  if Class C shares  are  redeemed  within a holding  period  of 12  months  from  the  beginning  of the  calendar  month  of  their purchase,  a  contingent  deferred  sales  charge  of 1.0%  will be  deducted  from  the
redemption  proceeds.   The  Class  C  contingent  deferred  sales  charge  is  paid  to compensate the Distributor for its expenses of providing  distribution-related  services to the Fund in connection with the sale of Class C shares.

How Can You Buy Class N Shares?  Class N shares  are  offered  only  through  retirement plans  (including  IRAs and 403(b)  plans)  that  purchase  $500,000  or more of Class N shares of one or more  Oppenheimer  funds or through  group  retirement  plans (which do not  include  IRAs and 403(b)  plans)  that have  assets of  $500,000  or more or 100 or more eligible  participants.  See  "Availability  of Class N shares" in the Statement of
Additional  Information for other  circumstances  where Class N shares are available for purchase.  A  contingent  deferred  sales  charge  of  1.00%  will be  imposed  upon the redemption of Class N shares, if:

o        The group  retirement  plan is terminated or Class N shares of all  Oppenheimer funds  are  terminated  as an  investment  option  of the plan and Class N shares are redeemed  within 18 months  after the plan's first  purchase of
              Class N shares of any Oppenheimer fund, or
o        With  respect to an IRA or 403(b) plan,  Class N shares are redeemed  within 18 months of the plan's first  purchase of Class N shares of any  Oppenheimer fund.

Retirement  plans that  offer  Class N shares  may  impose  charges on plan  participant accounts.  The procedures for buying,  selling,  exchanging and  transferring the Fund's other  classes of shares  (other  than the time those  orders  must be  received  by the
Distributor or Transfer Agent in Colorado) and the special  account  features  available to purchasers of those other classes of shares  described  elsewhere in this  Prospectus do not apply to Class N shares offered  through a group  retirement  plan.  Instructions for purchasing,  redeeming,  exchanging or transferring Class N shares offered through a group  retirement  plan must be  submitted  by the plan,  not by plan  participants  for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies and employee benefit plans. Individual investors cannot buy Class Y shares directly.

         An institutional  investor that buys Class Y shares for its customers' accounts may impose charges on those  accounts.  The procedures for buying,  selling,  exchanging and  transferring  the Fund's other  classes of shares (other than the time those orders must be received by the  Distributor  or Transfer  Agent at their  Colorado  office) and the special  account  features  available  to investors  buying  those other  classes of shares do not apply to Class Y shares.  Instructions for buying, selling,  exchanging or transferring  Class Y shares must be submitted  by the  institutional  investor,  not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12B-1) PLANS.

Service  Plan for  Class A  Shares.  The Fund has  adopted  a  Service  Plan for Class A shares.  It reimburses  the  Distributor  for a portion of its costs incurred for services  provided to accounts  that hold Class A shares.  Reimbursement  is made quarterly  at an annual rate of up to 0.25% of the  average  annual net assets of
       Class A shares of the Fund. The  Distributor  currently uses all of those fees to compensate dealers,  brokers,  banks and other financial  institutions  quarterly for providing  personal  service and  maintenance of accounts of their  customers that hold Class A shares.  With  respect  to Class A shares  subject to a Class A contingent deferred sales charge purchased by grandfathered  retirement accounts, the  Distributor  pays the 0.25%  service fee to dealers in advance for the first year  after the shares are sold by the  dealer.  After the shares  have been held for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution  and  Service  Plans for Class B, Class C and Class N Shares.  The Fund has
       adopted  Distribution  and Service  Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing  Class B, Class
       C and Class N shares and servicing  accounts.  Under the plans, the Fund pays the
       Distributor  an annual  asset-based  sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares.  The Distributor  also receives a service fee of 0.25% per year under the Class B, Class C, and Class N plans.

       The  asset-based  sales  charge and  service  fees  increase  Class B and Class C expenses by 1.00% and increase  Class N expenses by up to 0.50% of the net assets per year of the respective  class.  Because these fees are paid out of the Fund's assets on an on-going basis,  over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

       The  Distributor  may use the service fees to  compensate  dealers for  providing personal services for accounts that hold Class B, Class C or Class N shares.  The
       Distributor  pays the 0.25% service fees to dealers in advance for the first year after the shares were sold by the  dealer.  After the shares have been held for a year,  the  Distributor  pays the service  fees to dealers on a quarterly  basis.
       The  Distributor  retains the service  fees for accounts for which it renders the required personal services.

       The  Distributor  currently  pays a  sales  charge  concession  of  3.75%  of the purchase  price of Class B shares to dealers  from its own  resources at the time of sale.  Including  the advance of the service fee, the total amount paid by the
       Distributor  to the  dealer  at the time of sale of Class B shares  is  therefore
       4.00% of the purchase  price,  subject to certain  exceptions as described in the
       Statement  of  Additional  Information.  The  Distributor  retains  the  Class  B asset-based  sales  charge.  See the  Statement  of  Additional  Information  for
       exceptions.

       The Distributor  currently pays a sales concession of 0.75% of the purchase price of  Class C  shares  to  dealers  from  its own  resources  at the  time of sale.
       Including  the  advance  of  the  service  fee,  the  total  amount  paid  by the
       Distributor  to the  dealer  at the time of sale of Class C shares  is  therefore
       1.00% of the purchase price.  The Distributor  pays the asset-based  sales charge as an  ongoing  concession  to the  dealer  on  Class C  shares  that  have  been outstanding  for a year or more. See the Statement of Additional  Information for exceptions.

       The Distributor  currently pays a sales concession of 0.75% of the purchase price of  Class N  shares  to  dealers  from  its own  resources  at the  time of sale.
       Including  the  advance  of  the  service  fee,  the  total  amount  paid  by the
       Distributor  to the  dealer  at the time of sale of Class N shares  is  therefore
       1.0% of the purchase price. The Distributor  retains the asset-based sales charge on Class N shares. See the Statement of Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK.  You can use our  AccountLink  feature  to link your Fund  account  with an account  at a U.S.  bank  or  other  financial  institution.  It  must  be an  Automated
Clearing House (ACH) member. AccountLink lets you:

   o   transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink), or automatically under Asset Builder Plans, or
   o   have the  Transfer  Agent send  redemption  proceeds  or transmit  dividends  and distributions  directly to your bank account.  Please call the Transfer Agent for more information.

       You  may  purchase   shares  by  telephone  only  after  your  account  has  been established.  To  purchase  shares  in  amounts  up  to  $250,000  through  a  telephone representative,  call the Distributor at  1.800.225.5677.  The purchase  payment will be debited from your bank account.

       AccountLink  privileges  should be requested on your Application or your dealer's settlement  instructions if you buy your shares through a dealer.  After your account is established,  you can request  AccountLink  privileges  by sending  signature-guaranteed instructions  and proper  documentation  to the Transfer Agent.  AccountLink  privileges will apply to each  shareholder  listed in the  registration  on your account as well as to your dealer  representative  of record unless and until the Transfer  Agent  receives written  instructions  terminating  or changing  those  privileges.  After you establish
AccountLink  for your account,  any change of bank account  information  must be made by signature-guaranteed  instructions to the Transfer Agent signed by all  shareholders who own the account.

PHONELINK.  PhoneLink is the  OppenheimerFunds  automated  telephone system that enables shareholders  to  perform  a  number  of  account  transactions  automatically  using  a touch-tone phone. PhoneLink may be used on  already-established  Fund accounts after you obtain a  Personal  Identification  Number  (PIN),  by  calling  the  PhoneLink  number,
1.800.225.5677.

Purchasing  Shares.  You may  purchase  shares in amounts up to  $100,000  by phone,  by calling  1.800.225.5677.  You must have established  AccountLink  privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the  OppenheimerFunds  Exchange Privilege,  described below, you can exchange  shares  automatically  by phone from your Fund account to another
         OppenheimerFunds  account you have already established by calling the PhoneLink number.
Selling  Shares.  You can  redeem  shares by  telephone  automatically  by  calling  the
         PhoneLink  number  and  the  Fund  will  send  the  proceeds  directly  to your
         AccountLink  bank  account.  Please  refer to "How to Sell  Shares,"  below for details.

CAN YOU SUBMIT  TRANSACTION  REQUESTS BY FAX? You may send requests for certain types of
account   transactions  to  the  Transfer  Agent  by  fax   (telecopier).   Please  call
1.800.225.5677  for  information  about  which  transactions  may be  handled  this way.
Transaction  requests  submitted  by fax are subject to the same rules and  restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS  INTERNET WEBSITE.  You can obtain  information about the Fund, as well
as   your   account   balance,   on   the   OppenheimerFunds    Internet   website,   at
www.oppenheimerfunds.com.    Additionally,    shareholders   listed   in   the   account
registration  (and the  dealer of  record)  may  request  certain  account  transactions through a special  section of that website.  To perform  account  transactions or obtain account  information  online,  you must first  obtain a user I.D.  and  password on that website.  If you do not want to have Internet  account  transaction  capability for your account,  please call the Transfer Agent at  1.800.225.5677.  At times,  the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC  WITHDRAWAL AND EXCHANGE PLANS.  The Fund has several plans that enable you to sell shares  automatically  or exchange  them to another  OppenheimerFunds  account on a regular  basis.  Please call the Transfer  Agent or consult the  Statement of Additional
Information for details.

REINVESTMENT  PRIVILEGE.  If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the  redemption  proceeds in  Class A  shares  of the  Fund or  other  Oppenheimer  funds  without  paying a sales charge.  This privilege  applies only to Class A shares that you purchased subject to an initial  sales  charge  and to Class A or ClassB  shares on which you paid a  contingent deferred  sales charge when you redeemed  them.  This  privilege does not apply to Class
C,  Class N or  Class Y  shares.  You  must be  sure  to ask the  Distributor  for  this privilege when you send your payment.

RETIREMENT  PLANS.  You may buy shares of the Fund for your retirement plan account.  If
you   participate  in  a  plan   sponsored  by  your  employer,   the  plan  trustee  or
administrator  must buy the shares for your plan account.  The Distributor also offers a number of different retirement plans that individuals and employers can use:

Individual  Retirement  Accounts (IRAs).  These include regular IRAs, Roth IRAs,  SIMPLE
IRAs and rollover IRAs.
SEP-IRAs.  These are Simplified  Employee  Pensions Plan IRAs for small business  owners or self-employed individuals.
403(b)(7)  Custodial  Plans.  These are  tax-deferred  plans for  employees  of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension  and  Profit-Sharing   Plans.  These  plans  are  designed  for  businesses  and
self-employed individuals.

Please call the  Distributor  for  OppenheimerFunds  retirement  plan  documents,  which include applications and important plan information.

How to Sell Shares

You can sell  (redeem)  some or all of your shares on any  regular  business  day.  Your shares  will be sold at the  next  net  asset  value  calculated  after  your  order  is received in proper form (which means that it must comply with the  procedures  described below) and is  accepted  by the  Transfer  Agent.  The Fund lets you sell your shares by writing a letter or by  telephone.  You can also set up  Automatic  Withdrawal  Plans to redeem shares on a regular basis. If you have questions  about any of these  procedures, and especially if you are redeeming  shares in a special  situation,  such as due to the death of the owner or from a retirement  plan  account,  please call the Transfer  Agent first, at 1.800.225.5677, for assistance.

Certain  Requests  Require  a  Signature  Guarantee.  To  protect  you and the Fund from fraud,  the following  redemption  requests must be in writing and must include a signature  guarantee  (although there may be other situations that also require a signature guarantee):

   o   You wish to redeem more than $100,000 and receive a check
   o   The  redemption  check is not payable to all  shareholders  listed on the account statement
   o   The  redemption  check is not  sent to the  address  of  record  on your  account statement
   o   Shares are being transferred to a Fund account with a different owner or name
   o   Shares are being redeemed by someone (such as an Executor) other than the owners

Where  Can You  Have  Your  Signature  Guaranteed?  The  Transfer  Agent  will  accept a guarantee of your signature by a number of financial institutions, including:
         o    a U.S. bank, trust company, credit union or savings association,
         o    a foreign bank that has a U.S. correspondent bank,
         o    a U.S. registered dealer or broker in securities,  municipal securities or government securities, or
         o    a U.S. national securities exchange, a registered  securities  association or a clearing agency.
         If you are signing on behalf of a  corporation,  partnership  or other business or as a fiduciary, you must also include your title in the signature.

Retirement  Plan  Accounts.   There  are  special   procedures  to  sell  shares  in  an
       OppenheimerFunds   retirement  plan  account.  Call  the  Transfer  Agent  for  a distribution  request form. Special income tax withholding  requirements apply to distributions  from  retirement  plans.  You must submit a withholding  form with your  redemption  request to avoid delay in getting  your money and if you do not want tax withheld.  If your employer holds your  retirement  plan account for you in the  name of the  plan,  you must ask the plan  trustee  or  administrator  to request the sale of the Fund shares in your plan account.
HOW DO YOU SELL SHARES BY MAIL? Write a letter of instructions that includes:

   o   Your name
   o   The Fund's name
   o   Your Fund account number (from your account statement)
   o   The dollar amount or number of shares to be redeemed
   o   Any special payment instructions
   o   Any share certificates for the shares you are selling
   o   The signatures of all registered owners exactly as the account is registered, and
   o   Any  special  documents   requested  by  the  Transfer  Agent  to  assure  proper
       authorization of the person asking to sell the shares.

Use the following address for                                Send courier or express mail
requests by mail:                                            requests to:
OppenheimerFunds Services                                    OppenheimerFunds Services
P.O. Box 5270                                                10200 E. Girard Avenue, Building D
Denver, Colorado 80217-5270                                  Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE?  You and your dealer  representative  of record may also sell your shares by  telephone.  To receive the  redemption  price  calculated on a particular  regular  business day,  your call must be received by the Transfer  Agent by the close of The New York Stock  Exchange  that day,  which is normally  4:00 P.M.,  but may be earlier  on some days.  You may not  redeem  shares  held in an  OppenheimerFunds retirement plan account or under a share certificate by telephone.

   o   To redeem shares through a service  representative or automatically on Phonelink, call 1.800.225.5677.

       Whichever  method  you  use,  you may  have a check  sent to the  address  on the account  statement,  or, if you have  linked your Fund  account to your bank  account on
AccountLink, you may have the proceeds sent to that bank account.

ARE THERE LIMITS ON AMOUNTS REDEEMED BY TELEPHONE?
Telephone  Redemptions  Paid by Check.  Up to $100,000  may be redeemed by  telephone in any  seven-day  period.  The check must be payable to all owners of record of the shares and must be sent to the address on the account statement.  This service is not available within 30 days of changing the address on an account.
Telephone  Redemptions  Through  AccountLink.  There are no dollar  limits on  telephone redemption  proceeds  sent  to a  bank  account  designated  when  you  establish
       AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the  redemption.  You do not receive  dividends  on the proceeds of the shares you redeemed while they are waiting to be transferred.

CAN YOU SELL SHARES  THROUGH YOUR  DEALER?  The  Distributor  has made  arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or  dealers  may charge for that  service.  If your  shares are held in the name of your dealer, you must redeem them through your dealer.

HOW  CONTINGENT  DEFERRED  SALES  CHARGES  AFFECT  REDEMPTIONS.  If you purchase  shares subject to a Class A, Class B, Class C or Class N contingent  deferred  sales charge and redeem  any of those  shares  during  the  applicable  holding  period  for the class of shares,  the  contingent  deferred  sales  charge will be deducted  from the  redemption proceeds  (unless  you are  eligible  for a waiver  of that  sales  charge  based on the categories  listed in Appendix B to the  Statement  of  Additional  Information  and you
advise  the  Transfer  Agent of your  eligibility  for the  waiver  when you place  your redemption request.)

       A contingent  deferred  sales charge will be based on the lesser of the net asset value of the  redeemed  shares  at the time of  redemption  or the  original  net  asset value.  A contingent deferred sales charge is not imposed on:

o        the amount of your  account  value  represented  by the  increase  in net asset value over the initial purchase price,
o        shares   purchased  by  the   reinvestment   of  dividends  or  capital   gains
     distributions, or
o        shares  redeemed in the special  circumstances  described  in Appendix B to the
     Statement of Additional Information.

         To  determine  whether  the  contingent  deferred  sales  charge  applies  to a redemption, the Fund redeems shares in the following order:

   1.  shares acquired by reinvestment of dividends and capital gains distributions,
2.       shares held for the holding period that applies to the class, and
3.       shares held the longest during the holding period.

         Contingent  deferred sales charges are not charged when you exchange  shares of the Fund for shares of other  Oppenheimer  funds.  However,  if you exchange them within the  applicable  contingent  deferred sales charge  holding  period,  the holding period will  carry  over to the fund  whose  shares  you  acquire.  Similarly,  if you  acquire shares of this Fund by  exchanging  shares of  another  Oppenheimer  fund that are still subject to a contingent  deferred sales charge holding period,  that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be  exchanged  for  shares of  certain  Oppenheimer  funds at net asset  value per share at the time of  exchange,  without  sales  charge.  Shares of the
Fund can be  purchased  by exchange  of other  Oppenheimer  funds of the same class.  To exchange shares, you must meet several conditions:

   o   Shares of the Fund  selected  for  exchange  must be  available  for sale in your state of residence.
   o   The prospectuses of both funds must offer the exchange privilege.
   o   You must hold the shares you buy when you  establish  your  account  for at least seven days before you can  exchange  them.  After the account is open seven days, you can exchange shares every regular business day.
   o   You must meet the minimum  purchase  requirements  for the fund whose  shares you purchase by exchange.
   o   Before exchanging into a fund, you must obtain and read its prospectus.
Shares of a particular  class of the Fund may be  exchanged  only for shares of the same class in the other  Oppenheimer  funds. For example,  you can exchange Class A shares of this Fund only for Class A shares of another fund.  In some cases,  sales charges may be imposed on exchange transactions.  For tax purposes,  exchanges of shares involve a sale of the  shares of the fund you own and a  purchase  of the  shares  of the  other  fund, which may result in a capital  gain or loss.  Please  refer to "How to Exchange  Shares"
in the Statement of Additional Information for more details.

       You can find a list of  Oppenheimer  funds  currently  available for exchanges in
the   Statement  of  Additional   Information   or  obtain  one  by  calling  a  service
representative at 1.800.225.5677. That list can change from time to time.

HOW DO YOU  SUBMIT  EXCHANGE  REQUESTS?  Exchanges  may be  requested  in  writing or by telephone:

Written Exchange Requests.  Submit an OppenheimerFunds  Exchange Request form, signed by all owners of the account.  Send it to the  Transfer  Agent at the address on the
       Back Cover.  Exchanges  of shares  held under  certificates  cannot be  processed unless the Transfer Agent receives the certificates with the request.

Telephone Exchange  Requests.  Telephone exchange requests may be made either by calling a service  representative  at  1.800.225.5677 or by using PhoneLink for automated exchanges  by  calling  1.800.225.5677.  Telephone  exchanges  may be  made  only between  accounts that are registered  with the same name(s) and address.  Shares held under certificates may not be exchanged by telephone.

ARE THERE  LIMITATIONS ON EXCHANGES?  There are certain exchange  policies you should be aware of:

   o   Shares are normally  redeemed from one fund and purchased  from the other fund in the exchange  transaction on the same regular  business day on which the Transfer
       Agent  receives an exchange  request  that  conforms  to the  policies  described above.  It must be received by the close of The New York Stock Exchange that day, which is  normally  4:00 P.M.  but may be earlier on some days.  However,  either fund may delay the purchase of shares of the fund you are  exchanging  into up to seven days if it determines it would be disadvantaged by the same day exchange.
   o   The interests of the Fund's long-term  shareholders and its ability to manage its investments may be adversely  affected when its shares are repeatedly  bought and sold  in  response  to  short-term  market  fluctuations-also  known  as  "market timing."  When large dollar  amounts are involved,  the Fund may have  difficulty implementing long-term investment strategies,  because it cannot predict how much cash it will  have to  invest.  Market  timing  also may  force  the Fund to sell portfolio  securities at disadvantageous  times to raise the cash needed to buy a market  timer's Fund shares.  These factors may hurt the Fund's  performance  and its  shareholders.  When the  Manager  believes  frequent  trading  would  have a disruptive  effect on the Fund's ability to manage its  investments,  the Manager and the  Fund may  reject  purchase  orders  and  exchanges  into the Fund by any person, group or account that the Manager believes to be a market timer.
   o   The Fund may amend,  suspend or terminate the exchange privilege at any time. The
       Fund will provide you notice  whenever it is required to do so by applicable  law but it may impose changes anytime for emergency purposes.
   o   If the  Transfer  Agent cannot  exchange all the shares you request  because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More  information  about the Fund's  policies  and  procedures  for buying,  selling and exchanging shares is contained in the Statement of Additional Information.

Effective  September  27, 2002,  a $12 annual fee will be charged on any account  valued at less than $500. See the Statement of Additional  Information for  circumstances  when this fee will not be charged.

The  Offering of Shares may be  suspended  during any period in which the  determination of net asset value is  suspended,  and the offering may be suspended by the Board of Trustees at any time the Board  believes it is in the Fund's best  interest to do so.

Telephone  transaction  privileges  for  purchases,  redemptions  or  exchanges  may  be modified,  suspended or terminated by the Fund at any time. The Fund will provide you notice  whenever  it is required to do so by law. If an account has more than one owner,  the Fund and the Transfer Agent may rely on the  instructions  of any one  owner.  Telephone  privileges  apply to each  owner of the  account  and the dealer  representative  of record  for the  account  unless  the  Transfer  Agent receives cancellation instructions from an owner of the account.

The  Transfer  Agent  will  Record  any  Telephone   Calls  to  verify  data  concerning
       transactions   and  has  adopted  other  procedures  to  confirm  that  telephone instructions  are  genuine,  by requiring  callers to provide tax  identification numbers  and  other  account  data  or by  using  PINs,  and by  confirming  such transactions  in writing.  The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone  instructions  reasonably believed to be genuine.

Redemption or Transfer  Requests will not be Honored until the Transfer  Agent  Receives
All Required Documents in Proper Form.
       From time to time,  the Transfer Agent in its discretion may waive certain of the requirements for Redemptions stated in this Prospectus.

Dealers  that  perform  account  transactions  for their  clients  by  participating  in
         NETWORKING   through  the  National   Securities   Clearing   Corporation   are
         responsible   for  obtaining   their  clients'   permission  to  perform  those
         transactions,  and are responsible to their clients who are shareholders of the
         Fund if the dealer performs any transaction erroneously or improperly.

The  Redemption  Price for  Shares  Will Vary from day to day  because  the value of the securities in the Fund's portfolio  fluctuates.  The redemption  price,  which is the net asset  value per share,  will  normally  differ for each class of shares.
       The redemption value of your shares may be more or less than their original cost.

Payment for  Redeemed  Shares  ordinarily  is made in cash.  It is forwarded by check or through  AccountLink (as elected by the shareholder)  within seven days after the
       Transfer Agent receives redemption  instructions in proper form.  However,  under unusual  circumstances  determined  by the  Securities  and Exchange  Commission, payment may be delayed or  suspended.  For accounts  registered  in the name of a broker-dealer,  payment will  normally be forwarded  within three  business  days after redemption.
The  Transfer  Agent  May  Delay   Forwarding  a  Check  or  processing  a  payment  via
       AccountLink for recently  purchased  shares,  but only until the purchase payment has  cleared.  That delay may be as much as 10 days from the date the shares were purchased.  That  delay may be avoided if you  purchase  shares by Federal  Funds wire or  certified  check,  or  arrange  with your bank to provide  telephone  or written assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary  Redemptions  of Small Accounts may be made by the Fund if the account value has fallen  below $500 for reasons  other than the fact that the market  value of shares has dropped.  In some cases  involuntary  redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Shares  May be  "Redeemed  in  Kind"  under  unusual  circumstances  (such  as a lack of liquidity  in the  Fund's  portfolio  to meet  redemptions).  This means that the redemption  proceeds  will  be  paid  with  liquid  securities  from  the  Fund's portfolio.

"Backup  Withholding" of Federal income tax may be applied  against  taxable  dividends, distributions  and  redemption  proceeds  (including  exchanges)  if you  fail to
       furnish  the  Fund  your   correct,   certified   Social   Security  or  Employer
       Identification  Number  when you sign your  application,  or if you  under-report your income to the Internal Revenue Service.

To Avoid Sending  Duplicate  Copies of Materials to Households,  the Fund will mail only one copy of each  prospectus,  annual  and  semi-annual  report  to  shareholders having the same last name and address on the Fund's  records.  The  consolidation of  these  mailings,  called  householding,  benefits  the Fund  through  reduced mailing expense.

       If you want to  receive  multiple  copies  of these  materials,  you may call the
       Transfer  Agent at  1.800.225.5677.  You may also  notify the  Transfer  Agent in writing.  Individual copies of prospectuses,  reports and privacy notices will be sent to you  commencing  within 30 days after the Transfer  Agent  receives  your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Fund intends to declare  dividends  separately  for each class of shares from net  investment  income  on an  annual  basis  and to pay them to  shareholders  in
December on a date selected by the Board of Trustees.  Dividends and distributions  paid on Class A and Class Y shares  will  generally  be higher  than  dividends  for Class B,
Class C and Class N shares,  which normally have higher  expenses than Class A and Class
Y. The  Fund  has no fixed  dividend  rate  and  cannot  guarantee  that it will pay any dividends or distributions.

CAPITAL GAINS.  The Fund may realize capital gains on the sale of portfolio  securities.
If it does, it may make  distributions  out of any net  short-term or long-term  capital gains  in  December  of each  year.  The Fund may  make  supplemental  distributions  of dividends  and  capital  gains  following  the end of its fiscal  year.  There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT  CHOICES  DO YOU HAVE FOR  RECEIVING  DISTRIBUTIONS?  When you open  your  account, specify on your  application  how you want to receive your dividends and  distributions.
You have four options:
Reinvest All  Distributions  in the Fund.  You can elect to reinvest all  dividends  and capital gains distributions in additional shares of the Fund.
Reinvest  Dividends  or Capital  Gains.  You can elect to  reinvest  some  distributions
       (dividends,  short-term  capital gains or long-term capital gains  distributions)
       in the Fund while receiving the other types of  distributions  by check or having them sent to your bank account through AccountLink.
Receive All  Distributions  in Cash.  You can elect to receive a check for all dividends and  capital  gains  distributions  or  have  them  sent  to  your  bank  through
       AccountLink.
Reinvest Your Distributions in Another  OppenheimerFunds  Account.  You can reinvest all distributions  in the same  class of shares of another  OppenheimerFunds  account you have established.

TAXES. If your shares are not held in a tax-deferred  retirement account,  you should be aware of the  following tax  implications  of investing in the Fund.  Distributions  are subject to federal  income  tax and may be  subject to state or local  taxes.  Dividends paid from  short-term  capital gains and net  investment  income are taxable as ordinary
income.   Long-term   capital  gains  are  taxable  as  long-term   capital  gains  when
distributed  to  shareholders.  It does not matter  how long you have held your  shares.
Whether you reinvest your  distributions in additional  shares or take them in cash, the tax treatment is the same.

       Every year the Fund will send you and the IRS a  statement  showing the amount of any taxable  distribution  you  received in the previous  year.  Any  long-term  capital gains will be  separately  identified  in the tax  information  the Fund sends you after the end of the calendar year.

Avoid  "Buying a  Distribution."  If you buy shares on or just  before  the  ex-dividend date,  or just before the Fund declares a capital  gains  distribution,  you will pay the full price for the  shares  and then  receive a portion of the price back as a taxable dividend or capital gain.
Remember,  There  May  be  Taxes  on  Transactions.   Because  the  Fund's  share  price
       fluctuates,  you may have a capital  gain or loss when you sell or exchange  your shares.  A capital gain or loss is the difference  between the price you paid for the shares and the price you  received  when you sold them.  Any capital  gain is subject to capital gains tax.
Returns of Capital Can Occur.  In certain cases,  distributions  made by the Fund may be considered a non-taxable  return of capital to shareholders.  If that occurs,  it will be identified in notices to shareholders.

This  information  is only a summary of certain  federal  income tax  information  about your  investment.  You  should  consult  with your tax  adviser  about the  effect of an investment in the Fund on your particular tax situation.

INFORMATION AND SERVICES

For More Information on Oppenheimer Multi Cap Value Fund
The following  additional  information  about the Fund is available  without charge upon request:

STATEMENT OF  ADDITIONAL  INFORMATION  This  document  includes  additional  information about the Fund's  investment  policies,  risks,  and  operations.  It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL  REPORTS Additional  information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual  Reports to  shareholders.
The Annual Report includes a discussion of market  conditions and investment  strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information:
You can request the  Statement of  Additional  Information,  the Annual and  Semi-Annual
Reports,  the notice  explaining the Fund's privacy policy and other  information  about the Fund or your account:

------------------------------------------------ --------------------------------------------------------------------
By Telephone:                                    Call OppenheimerFunds Services toll-free:
                                                 1.800.CALL.OPP (1.800.225.5677)
------------------------------------------------ --------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------
By Mail:                                         Write to:
                                                 OppenheimerFunds Services
                                                 P.O. Box 5270
                                                 Denver, Colorado 80217-5270
------------------------------------------------ --------------------------------------------------------------------
------------------------------------------------ --------------------------------------------------------------------
On the Internet:                                 You can  send us a  request  by  e-mail  or read or  download
                                                 documents      on     the      OppenheimerFunds      website:
                                                 www.oppenheimerfunds.com
------------------------------------------------ --------------------------------------------------------------------

Information  about the Fund,  including the Statement of Additional  Information  can be reviewed and copied at the SEC's Public Reference Room in Washington,  D.C.  Information
on the  operation  of the Public  Reference  Room may be  obtained by calling the SEC at
1.202.942.8090.  Reports  and  other  information  about the Fund are  available  on the
EDGAR  database on the SEC's  Internet  website at  WWW.SEC.GOV.  Copies may be obtained
                                                    -----------
after payment of a duplicating  fee by electronic  request at the SEC's e-mail  address:
publicinfo@sec.gov  or by writing to the SEC's  Public  Reference  Section,  Washington,
D.C. 20549-0102.

No one has been  authorized  to provide  any  information  about the Fund or to make any representations  about the Fund other than what is  contained in this  Prospectus.  This
Prospectus is not an offer to sell shares of the Fund,  nor a  solicitation  of an offer to buy  shares of the Fund,  to any person in any state or other  jurisdiction  where it is unlawful to make such an offer.

The Fund's SEC                                                                  The
Fund's shares are distributed by:
File No.: is 811-10259                                                          [logo]
OppenheimerFunds(R)
PR0600.001.1102
Distributor, Inc.
Printed on recycled paper.

Oppenheimer Multi Cap Value Fund

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL.OPP (225.5677)

Statement of Additional Information dated _________, 2002

         This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the
Prospectus dated __________, 2002. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds
Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above or by downloading it from the Oppenheimerfunds
Internet website at www.oppenheimerfunds.com.

Contents
                                                                                                          Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks...................................
     The Fund's Investment Policies.....................................................................
     Other Investment Techniques and Strategies.........................................................
     Investment Restrictions............................................................................
How the Fund is Managed ................................................................................
     Organization and History...........................................................................
     Trustees and Officers..............................................................................
     The Manager........................................................................................
Brokerage Policies of the Fund..........................................................................
Distribution and Service Plans..........................................................................
Performance of the Fund.................................................................................

About Your Account
How To Buy Shares.......................................................................................
How To Sell Shares......................................................................................
How To Exchange Shares..................................................................................
Dividends, Capital Gains and Taxes......................................................................
Additional Information About the Fund...................................................................

Financial Information About the Fund
Independent Auditors' Report............................................................................
Financial Statements....................................................................................

Appendix A: Industry Classifications....................................................................
A-1
Appendix B: Special Sales Charge Arrangements and Waivers...............................................
B-1

                                           59
ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

The investment objective, the principal investment policies and the main risks of the
Fund are described in the Prospectus. This Statement of Additional Information
contains supplemental information about those policies and risks and the types of securities that the Fund's investment Manager, OppenheimerFunds, Inc., can select for the Fund. Additional information is also provided about the strategies that the Fund can use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager can use in selecting portfolio securities will vary over time. The Fund is not required to use any of the investment techniques and strategies described below at all times in seeking its goal. It can use some of the special investment techniques and strategies at some times or not at all.

         |X|  Investments in Equity Securities. The Fund does not limit its investments in equity securities to issuers having a market capitalization of a specified size or range, and therefore can invest in securities of small-, mid- and large-capitalization issuers. At times, the Fund can focus its equity investments in securities of one or more capitalization ranges, based upon the Manager's judgment of where the best market opportunities are to seek the Fund's objective. At times, the market may favor or disfavor securities of issuers of a particular capitalization range. Securities of small capitalization issuers may be subject to greater price volatility in general than securities of larger companies. Therefore, if the Fund is focusing on or has substantial investments in smaller capitalization companies at times of market volatility, the Fund's share prices may fluctuate more than that of funds focusing on larger capitalization issuers.

         |_|  Over-the-Counter Securities. Securities of small capitalization issuers may be traded on securities exchanges or in the over-the-counter market. The over-the-counter markets, both in the U.S. and abroad, may have less liquidity than securities exchanges. That can affect the price the Fund is able to obtain when it wants to sell a security.

         Small-cap growth companies may offer greater opportunities for capital appreciation than securities of large, more established companies. However, these securities also involve greater risks than securities of larger companies. Securities of small capitalization issuers may be subject to greater price volatility in general than securities of large-cap and mid-cap companies. Therefore, to the degree that the
Fund has investments in smaller capitalization companies at times of market volatility, the Fund's share price may fluctuate more. As noted below, the Fund limits its investments in unseasoned small cap issuers.

         |_| Rights and Warrants. The Fund can invest up to 10% of its total assets in warrants or rights, although the Fund does not currently intend to invest more than 5%
of its total assets in warrants or rights. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

         |X| Convertible Securities. Convertible securities are preferred stocks or debt securities that are convertible into an issuer's common stock. Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

         The value of a convertible security is a function of its "investment value"
and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security, and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security. In that case, it will likely sell at a premium over its conversion value, and its price will tend to fluctuate directly with the price of the underlying security.

         While some convertible securities are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities) causes them to be regarded by the Manager more as "equity equivalents."  As a result, the rating assigned to the security has less impact on the Manager's investment decision than in the case of non-convertible debt fixed-income securities.

         To determine whether convertible securities should be regarded as "equity equivalents," the Manager examines the following factors:
o        whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer, and
o        the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

         |_| Preferred Stock. Preferred stock, unlike common stock, has a stated
dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid on the issuer's common stock. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemptions prior to maturity, which can also have a negative impact on prices when interest rates decline. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation.
The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         |X|  Foreign Securities. The Fund can purchase equity and debt securities issued or guaranteed by foreign companies or foreign governments or their agencies.
"Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

         Securities of foreign issuers that are represented by American Depository
Receipts or that are listed on a U.S. securities exchange or traded in the U.S.
over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations. That is because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

         Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

|_|      Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:

o        reduction of income by foreign taxes;
o        fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);
o        transaction charges for currency exchange;
o        lack of public information about foreign issuers;
o        lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o        less volume on foreign exchanges than on U.S. exchanges;
o        greater volatility and less liquidity on foreign markets than in the U.S.;
o        less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o        greater difficulties in commencing lawsuits;
o        higher brokerage commission rates than in the U.S.;
o        increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o        possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o        unfavorable differences between the U.S. economy and foreign economies.

         In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

         |X|  Portfolio Turnover. "Portfolio turnover" describes the rate at which the
Fund traded its portfolio securities during its previous fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund can have a portfolio turnover rate of 100% or more.

         Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies. In seeking its objective, the Fund can from time to time use the types of investment strategies and investments described below. It is not required to use all of these strategies at all times and at times may not use them.

         |X|  Investing in Small, Unseasoned Companies. The Fund can invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors.
Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect the Fund's ability to dispose of them and can reduce the price the Fund might be able to obtain for them.
Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might otherwise be obtained. The Fund currently intends to invest no more than 35% of its net assets in securities of small, unseasoned issuers.

         |X|  Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of
Fund shares, or pending the settlement of portfolio securities transactions or for temporary defensive purposes, as described below.

         In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

         The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

         Repurchase agreements, considered "loans" under the Investment Company Act of
1940 ("Investment Company Act"), are collateralized by the underlying security. The
Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

         Joint Repurchase Agreements (Proposed).  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. government securities.  Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.  Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

         |X|  Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the manager determines the liquidity of certain of the Fund's investments. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

         The Fund can also acquire restricted securities through private placements.
Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

         The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

         Illiquid securities include repurchase agreements maturing in more than seven days.

         Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment
Company Act that apply to those types of investments.  For example, the Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the
Exchange-Traded Funds' portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

         Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act.  The Fund does not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges.  As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.  The Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

         |X|  Loans of Portfolio Securities. The Fund can lend its portfolio securities to certain types of eligible borrowers approved by the Board of Trustees. These loans are limited to not more than 25% of the value of the Fund's total assets.

         There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

         When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund can also pay reasonable finder's, custodian bank and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

         |X|  Derivatives. The Fund can invest in a variety of derivative investments to seek income, for liquidity needs or for hedging purposes. Some derivative investments the Fund can use are the hedging instruments described below in this
Statement of Additional Information. However, the Fund does not use, and does not currently contemplate using, derivatives or hedging instruments to a significant degree.

         Other derivative investments the Fund can invest in include "index-linked"
notes. Principal and/or interest payments on these notes depend on the performance of an underlying index. Currency-indexed securities are another derivative the Fund can use. Typically these are short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

         Other derivative investments the Fund can use include debt exchangeable for common stock of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

         |X|  Hedging. Although the Fund does not anticipate the extensive use of hedging instruments, the Fund can use them. However, the Fund is not required to do so in seeking its goal. The Fund may use hedging instruments to attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons. To do so, the Fund could:

         o    sell futures contracts,
         o    buy puts on such futures or on securities, or
         o    write covered calls on securities or futures.

         The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Fund could:

         o    buy futures, or
         o    buy calls on such futures or on securities.

         If the Fund hedges with futures and/or options on futures, it will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

              |_| Futures. The Fund can buy and sell futures contracts that relate to
(1) broadly-based stock indices (these are referred to as "stock index futures"), (2)
securities indices (these are referred to as "financial futures") and (3) foreign currencies (these are referred to as "forward contracts").

         A stock index is used as the basis for trading stock index futures. In some cases these futures may be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

         No money is paid or received by the Fund on the purchase or sale of a future.
Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker").
Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market
(that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

         At any time prior to the expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the
Fund. Any loss or gain on the future is then realized by the Fund for tax purposes.
All futures transactions, except forward contracts, are effected through a clearinghouse associated with the exchange on which the contracts are traded.

              |_| Put and Call Options. The Fund can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

              |_| Writing Covered Call Options. The Fund can write (that is, sell)
covered calls. If the Fund sells a call option, it must be covered. That means the
Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call can be covered by identifying liquid assets on the
Fund's books to enable the Fund to satisfy its obligations if the call is exercised.
Up to 25% of the Fund's total assets can be subject to calls the Fund writes.

         When the Fund writes a call on a security, it receives cash (a premium). The
Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

         When the Fund writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the
Fund would keep the cash premium.

         The Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Fund's escrow agent, through the facilities of the Options
Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

         When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

         To terminate its obligation on a call it has written, the Fund can purchase a corresponding call in a "closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

         The Fund can also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by identifying an equivalent dollar amount of liquid assets on the Fund's books. The Fund will identify additional liquid assets on its books if the value of the segregated assets drops below 100% of the current value of the future. Because of this segregation requirement, in no circumstances would the
Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

              |_| Writing Put Options. The Fund may sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The
Fund will not write puts if, as a result, more than 25% of the Fund's total assets would be required to be segregated to cover such put options.

         If the Fund writes a put, the put must be covered by liquid assets identified on the Fund's books. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time.
In that case, the Fund may incur an unrealized loss immediately, which would then be realized when the underlying security is sold. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

         When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

         As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

         The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the
Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

              |_| Purchasing Calls and Puts. The Fund may purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

         The Fund can buy puts whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

         Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund either to resell the put or to buy the underlying investment
and sell it at the exercise price.   The resale price will vary inversely to the price
of the underlying investment.  If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

         Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date.
In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund can sell the put prior to its expiration.
That sale may or may not be at a profit.

         When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

         The Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

              |_| Buying and Selling Options on Foreign Currencies. The Fund can buy
and sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

         If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the
Fund's position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

         A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

         The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. In those circumstances, the Fund covers the option by maintaining cash, U.S. government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option, in a segregated account with the Fund's custodian bank.

              |_| Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

         The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

         The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset values being more sensitive to changes in the value of the underlying investment.

         If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any additional appreciation in excess of the covered call price if the investment has increased in value above the call price.

         An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

         There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

         The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

         The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

         The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the
Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

              |X| Regulatory Aspects of Hedging Instruments. When using futures and options on futures, the Fund is required to operate within certain guidelines and restrictions with respect to the use of futures as established by the Commodities
Futures Trading Commission (the "CFTC"). In particular, the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Fund's assets that may be used for futures margin and related options premiums for a bona fide hedging position. However, under the Rule, the Fund must limit its aggregate initial futures margin and related options premiums to not more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule.

         Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund can write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's adviser). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

         Under the Investment Company Act, when the Fund purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

              |_| Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund can invest are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to
Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from
Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code.
An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

         Certain forward contracts the Fund enters into may result in "straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

         Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:

(1)      gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2)      gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

         Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Internal Revenue
Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

         |X| Temporary Defensive and Interim Investments.  When market conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Fund can invest in a variety of debt securities for defensive purposes.
The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities.  The Fund can buy:

|_|      high-quality (rated in the top rating categories of nationally-recognized rating organizations or deemed by the Manager to be of comparable quality), short-term money market instruments, including those issued by the U. S. Treasury or other government agencies,
|_|      commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the top rating category of a nationally recognized rating organization,
|_|      debt obligations of corporate issuers, rated investment grade (rated at least
              Baa by Moody's Investors Service, Inc. or at least BBB by Standard &
              Poor's Corporation, or a comparable rating by another rating organization), or unrated securities judged by the Manager to have a comparable quality to rated securities in those categories,
|_|      preferred stocks,
|_|      certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan associations, and
|_|      repurchase agreements.

         Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Investment Restrictions

         |X|  What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment
Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

         o    67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
         o    more than 50% of the outstanding shares.

         The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the
Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

         |X|  Does the Fund Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Fund.

         o    The Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities.  This limitation applies to 75% of the Fund's total assets.  The limit does not apply to securities issued or guaranteed by the U.S.
government or any of its agencies or instrumentalities or securities of other investment companies.

         o    The Fund cannot make loans, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o        The Fund may not borrow money, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

         o    The Fund cannot invest 25% or more of its total assets in any one industry.  That limit does not apply to securities issued or guaranteed by the U.S.
government or its agencies and instrumentalities or securities issued by investment companies.

o        The Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

         o    The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of
1933 when reselling any securities held in its own portfolio.

         o    The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

         Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the
Fund makes an investment with the exception of the borrowing policy. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

         For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted the industry classifications set forth in
Appendix A to this Statement of Additional Information. This is not a fundamental policy.

How the Fund is Managed

Organization and History. The Fund is an open-end, diversified, management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust on August 27, 2002.

         The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's
Declaration of Trust.

         Classes of Shares. The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has five classes of shares: Class A, Class B,
Class C, Class N and Class Y. All classes invest in the same investment portfolio.
Only retirement plans may purchase Class N shares. Only certain institutional investors may elect to purchase Class Y shares. Each class of shares:

o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        may have a different net asset value,
o        may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o        votes as a class on matters that affect that class alone.

         Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

Meetings of Shareholders.  As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the
Trustees or upon proper request of the shareholders.

         Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee.  The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the
Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the
Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1%
of the Fund's outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

Shareholder and Trustee Liability.  The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The
Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

         The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees.   The Fund is governed by a Board of
Trustees, which is responsible for protecting the interests of shareholders under
Massachusetts law. The Trustees meet periodically throughout the year to oversee the
Fund's activities, review its performance, and review the actions of the Manager.
Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

         The Trustees have appointed an Audit Committee, comprised of Messrs., Abdow,
Wikler (Chairman) and Wold, all of whom are independent Trustees.  The Fund is a new fund and as such has not completed it's first fiscal year.  However, the Audit
Committee plans to meet once during each fiscal year.  The Board of Trustees does not have a standing nominating or compensation committee.

         The Audit Committee furnishes the Board with recommendations regarding the selection of the independent auditor.  Other functions of the Audit Committee include:
(i) reviewing the scope and results of audits and the audit fees charged; (ii)
reviewing reports from the Fund's independent auditor regarding the adequacy of the
Fund's internal accounting procedures and controls; and (iii) establishing a separate line of communication between the Fund's independent auditors and its Non-Affiliated
Trustees.

         Based on the Audit Committee's recommendation, the Board of Trustees of the
Fund, including a majority of the Non-Affiliated Trustees, on
________________________,2002, selected Ernst & Young LLP ("Ernst & Young") as auditors of the Fund. Ernst & Young also serve as auditors for certain other funds for which the Manager acts as investment advisor.

         It is anticipated the Ernst & Young will perform audit services for the Fund including the audit of the Fund's financial statements, review of the Fund's annual report and registration statement amendment, consultation on financial accounting and reporting matters, and meetings with the Board of Trustees.

Trustees and Officers of the Fund.  The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed below.  Each of the Trustees except Mr. Murphy and Mr. Walcott are independent trustees, as defined in the Investment Company Act ("Independent Trustee").  Mr.
Murphy is an "interested trustee," because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company.  Mr. Walcott is an "interested trustee" by virtue of his former position as an officer of the Manager's parent company.  Mr. Murphy was elected as a trustee of the Fund with the understanding that in the event his affiliation with the
Manager is terminated, he will resign as a trustee of the Fund and the other
Oppenheimer funds, defined below, for which he is a trustee or director.  All information in the following tables is as of December 31, 2001.  All of the Trustees are Trustees or Managers of the following Oppenheimer funds (referred to as "Board IV
Funds"):

                                     Oppenheimer Tremont Market Neutral Fund LLC
                                      Oppenheimer Tremont Opportunity Fund LLC
                                            Oppenheimer Real Estate Fund
                                          Oppenheimer Multi Cap Value Fund

         Messrs. Murphy, Masterson, Wixted, Vottiero, Zack, Leavy and Mses. Feld and
Ives who are officers of the Fund, respectively hold the same offices with the other
Oppenheimer funds.  Ms. Lee is also an officer of the Fund.  As of ___________,  2002, the Trustees and the officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund. The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the
Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. In addition, each Independent Trustee, and his family members, do not own securities of either the Manager or Distributor of the Board IV Funds, or any person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.  The chart below does not disclose information as of
December 31, 2001 about each Trustee's ownership of Fund shares or ownership of shares of any of the Board IV Funds as neither the Fund nor any of the Board IV Funds were in existence as of December 31, 2001.

Independent Trustees

-------------------------- ------------------------------------------------------ ----------------- ------------------
                                                                                                    Aggregate Dollar
Name, Address,1 Age,                                                                                Range of Shares
Position(s) Held with      Principal Occupation(s) During Past 5 Years / Other    Dollar Range of   Owned in any of
Fund and Length of Time    Trusteeships Held by Trustee / Number of Portfolios    Shares Owned in   the Board IV
Served2                    in Fund Complex Overseen by Trustee                    the Fund          Funds3
-------------------------- ------------------------------------------------------ ----------------- ------------------
-------------------------- ------------------------------------------------------ ----------------- ------------------
Ronald J. Abdow, Trustee   President, Abdow Corporation (operator of              None              None
since 2002      Age: 70    restaurants): Trustee, Abdow G&R Trust and Abdow Co.
                           (owners and operators of restaurant properties);
                           Partner, Abdow Partnership, Abdow Auburn Associates
                           and Abdow Hazard Associates (owners and operators of
                           restaurant properties); Chairman, Western Mass
                           Development Corp; Chairman, American International
                           College; Trustee (since 1993) of MML Series
                           Investment Fund and Trustee (since 1994) of
                           MassMutual Institutional Funds  (open-end investment
                           companies). Trustee/manager of three investment
                           companies in the OppenheimerFunds complex.
-------------------------- ------------------------------------------------------ ----------------- ------------------
-------------------------- ------------------------------------------------------ ----------------- ------------------
Joseph M. Wikler,          Self-employed as an investment consultant; a
Trustee since 2002         director of Lakes Environmental Association (since
Age: 61                    1996), and Medintec (since 1992) and Cathco (since
                           1995) (medical device companies); and a member of
                           the investment committee of the Associated Jewish                        None
                           Charities of Baltimore (since 1994); formerly a        None
                           director of Fortis/Hartford mutual funds (1994 -
                           December 2001). Trustee/manager of three investment
                           companies in the OppenheimerFunds complex.
-------------------------- ------------------------------------------------------ ----------------- ------------------
-------------------------- ------------------------------------------------------ ----------------- ------------------
Peter I. Wold, Trustee     President of Wold Properties, Inc. (an oil and gas     None              None
since 2002                 exploration and production company); Vice President,
Age: 54                    Secretary and Treasurer of Wold Trona Company, Inc.
                           (soda ash processing and production); Vice President
                           of Wold Talc Company, Inc. (talc mining); Managing
                           Member, Hole-in-the-Wall Ranch (cattle ranching);
                           formerly Director and Chairman of the Board, Denver
                           Branch of the Federal Reserve Bank of Kansas City
                           (1993-1999) and Director of PacifiCorp. (1995 -
                           1999), an electric utility. Trustee/manager of three
                           investment companies in the OppenheimerFunds complex.
-------------------------- ------------------------------------------------------ ----------------- ------------------

Interested Trustee

-------------------------- ------------------------------------------------------ ----------------- ------------------
Name, Address,3 Age,       Principal Occupation(s) During Past 5 Years / Other    Dollar Range of   Aggregate Dollar
Position(s) Held with      Trusteeships Held by Trustee / Number of Portfolios    Shares Owned in   Range of Shares
Fund and Length of Time    in Fund Complex Overseen by Trustee                    the Fund          Owned in any of
Served4                                                                                             the Oppenheimer
                                                                                                    Funds5
-------------------------- ------------------------------------------------------ ----------------- ------------------
-------------------------- ------------------------------------------------------ ----------------- ------------------
Eustis Walcott, Trustee    Principal with Ardsley Associates (since August
since 2002, Age 64         2000) (consulting firm); formerly Senior Vice
                           President, MassMutual Financial Group (May 1990 -      None              None
                           July 2000). Trustee/manager of three investment
                           companies in the OppenheimerFunds complex.
-------------------------- ------------------------------------------------------ ----------------- ------------------

Interested Trustee and Officer

-------------------------- ------------------------------------------------------ ----------------- ------------------
Name, Address,6 Age,       Principal Occupation(s) During Past 5 Years / Other    Dollar Range of   Aggregate Dollar
                                                                                                    Range of Shares
Position(s) Held with                                                                               Owned in any of
Fund and Length of Time    Trusteeships Held by Trustee / Number of Portfolios    Shares Owned in   the Oppenheimer
Served7                    in Fund Complex Overseen by Trustee                    the Fund          Funds8
-------------------------- ------------------------------------------------------ ----------------- ------------------
-------------------------- ------------------------------------------------------ ----------------- ------------------
John V. Murphy,            Chairman, Chief Executive Officer and director         None              $50,001 -
President, Trustee and     (since June 30, 2001) and President (since September
Chairman of the Board      2000) of the Manager; President and a trustee of
Trustee since 2002         other Oppenheimer funds; President and a director
Age: 53                    (since July 2001) of Oppenheimer Acquisition Corp.,
                           the Manager's parent holding company, and of
                           Oppenheimer Partnership Holdings, Inc. (since July
                           2001), a holding company subsidiary of the Manager;
                           Chairman and a director (since July 2001) of
                           Shareholder Services, Inc. and of Shareholder
                           Financial Services, Inc., transfer agent
                           subsidiaries of the Manager; President (since
                           November 1, 2001) and a director (since July 2001)
                           of Oppenheimer Real Asset Management, Inc., an
                           investment advisor subsidiary of the Manager;
                           President and a director (since July 2001) of
                           OppenheimerFunds Legacy Program, a charitable trust
                           program established by the Manager; a director
                           (since November 2001) of Trinity Investment
                           Management Corp. and Tremont Advisers, Inc.,
                           investment advisory affiliates of the Manager, and
                           of OAM Institutional, Inc. (since November 2001), an
                           investment advisory subsidiary of the Manager, and
                           of HarbourView Asset Management Corporation and OFI
                           Private Investments, Inc. (since July 2001),
                           investment advisor subsidiaries of the Manager;
                           formerly President and trustee (from November 1999
                           to November 2001) of MML Series Investment Fund and
                           MassMutual Institutional Funds, open-end investment
                           companies; Chief Operating Officer (from September
                           2000 to July 2001) of the Manager; Executive Vice
                           President of Massachusetts Mutual Life Insurance
                           Company (from February 1997 to August 2000); a
                           director (from 1999 to 2000) of C.M. Life Insurance
                           Company; President, Chief Executive Officer and a
                           director (from 1999 to 2000) of MML Bay State Life
                           Insurance Company; Executive Vice President,
                           director and Chief Operating Officer (from 1995 to
                           1997) of David L. Babson & Company, Inc., an
                           investment advisor; Senior Vice President and                            $100,000
                           director (from 1995 to 1997) of Potomac Babson Inc.,
                           an investment advisor subsidiary of David L. Babson
                           & Company, Inc.; Senior Vice President (from 1995 to
                           1997) and director (from 1995 to 1999) of DBL
                           Acquisition Corporation, a holding company for
                           investment advisers; a director (from 1989 to 1998)
                           of Emerald Isle Bancorp and Hibernia Savings Bank,
                           wholly-owned subsidiary of Emerald Isle Bancorp; and
                           Chief Operating Officer (from 1993 to 1996) of
                           Concert Capital Management, Inc., an investment
                           advisor. Director/trustee/manager of 62 investment
                           companies in the OppenheimerFunds complex.
-------------------------- ------------------------------------------------------ ----------------- ------------------

Officers of the Fund

----------------------------------------------- ----------------------------------------------------------------------
Name, Address,9 Age, Position(s) Held with      Principal Occupation(s) During Past 5 Years
Fund and Length of Time Served8
----------------------------------------------- ----------------------------------------------------------------------
----------------------------------------------- ----------------------------------------------------------------------
Christopher Leavy, Vice President and           Senior Vice President (since September 2000) of the Manager; prior
Portfolio Manager since 2002                    to joining the Manager in September 2000, he was a portfolio manager
Age: 30                                         of Morgan Stanley Dean Witter Investment Management (from 1997)
                                                prior to which he was a portfolio manager and equity analyst of
                                                Crestar Asset Management (from 1995).
----------------------------------------------- ----------------------------------------------------------------------
----------------------------------------------- ----------------------------------------------------------------------
Brian W. Wixted, Treasurer, Principal           Senior Vice President and Treasurer (since March 1999) of the
Financial and Accounting Officer since 2002     Manager; Treasurer (since March 1999) of HarbourView Asset
Age: 43                                         Management Corporation, Shareholder Services, Inc., Oppenheimer Real
                                                Asset Management Corporation, Shareholder Financial Services, Inc.
                                                and Oppenheimer Partnership Holdings, Inc., of OFI Private
                                                Investments, Inc. (since March 2000) and of OppenheimerFunds
                                                International Ltd. and Oppenheimer Millennium Funds plc (since May
                                                2000); Treasurer and Chief Financial Officer (since May 2000) of
                                                Oppenheimer Trust Company; Assistant Treasurer (since March 1999) of
                                                Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds; formerly Principal and Chief Operating Officer, Bankers Trust
                                                Company - Mutual Fund Services Division (March 1995 - March 1999);
                                                Vice President and Chief Financial Officer of CS First Boston
                                                Investment Management Corp. (September 1991 - March 1995).
----------------------------------------------- ----------------------------------------------------------------------
----------------------------------------------- ----------------------------------------------------------------------
Phillip Vottiero,                               Vice President/Fund Accounting of the Manager (since March 2002;
Assistant Treasurer since 2002                  formerly Vice President/Corporate Accounting of the Manager (July
Age: 39                                         1999-March 2002) prior to which he was Chief Financial Officer at
                                                Sovlink Corporation (April 1996-June 1999). An officer of 72 portfolios in the OppenheimerFunds complex.
----------------------------------------------- ----------------------------------------------------------------------
----------------------------------------------- ----------------------------------------------------------------------
Robert G. Zack, Secretary since 2002            Senior Vice President (since May 1985) and Acting General Counsel
Age: 54                                         (since November 2001) of the Manager; Assistant Secretary of
                                                Shareholder Services, Inc. (since May 1985), Shareholder Financial
                                                Services, Inc. (since November 1989); OppenheimerFunds International
                                                Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.
----------------------------------------------- ----------------------------------------------------------------------
----------------------------------------------- ----------------------------------------------------------------------
Dina C. Lee, Assistant Secretary since 2002     Assistant Vice President and Assistant Counsel of the Manager (since
Age: 32                                         December 2000); Formerly an attorney and Assistant Secretary of Van
                                                Eck Global (until December 2000).
----------------------------------------------- ----------------------------------------------------------------------
----------------------------------------------- ----------------------------------------------------------------------
Katherine P. Feld, Assistant Secretary          Vice President and Senior Counsel of the Manager (since July 1999);
since 2002                                      Vice President of Oppenheimer Funds Distributors, Inc. (since June
Age: 44                                         1990); an officer of other Oppenheimer funds; formerly a Vice
                                                President and Associate Counsel of the Manager (June 1990 - July
                                                1999).
----------------------------------------------- ----------------------------------------------------------------------
----------------------------------------------- ----------------------------------------------------------------------
Kathleen T. Ives, Assistant Secretary           Vice President and Assistant Counsel of the Manager (since June
since 2002                                      1998); an officer of other Oppenheimer funds; formerly an Assistant
Age: 36                                         Vice President and Assistant Counsel of the Manager (August 1997 -
                                                June 1998); and Assistant Counsel of the Manager (August 1994-August
                                                1997).
----------------------------------------------- ----------------------------------------------------------------------
----------------------------------------------- ----------------------------------------------------------------------
Philip T. Masterson, Assistant Secretary        Vice President and Assistant Counsel of the Manager (since July
since 2002                                      1998); formerly, an associate with Davis, Graham, & Stubbs LLP
Age: 39                                         (January 1997-June 1998). An officer of 72 portfolios in the
                                                OppenheimerFunds complex.
----------------------------------------------- ----------------------------------------------------------------------

|X|      Remuneration of Trustees. The officers of the Fund are affiliated with the
  Manager and receive no salary or fee from the Fund. The Trustees of the Fund will receive the estimated compensation shown below from the Fund during the Fund's fiscal year ending April 30, 2002. As of the date of this Statement of Additional
  Information, the Fund has paid no compensation to the Trustees because the Fund is a new fund with no prior operations. The compensation from all of the Oppenheimer funds represents compensation received as a trustee or member of a committee of the boards of those funds during the calendar year 2001.

---------------------------------------- -------------------------------------- --------------------------------------
Trustee Name and Other Fund              Estimated Aggregate Compensation       Total Compensation from all
Position(s) (as applicable)              from Fund 1                            Oppenheimer Funds for Which
                                                                                Individual Serves As Trustee/Director
                                                                                (4 Funds)2
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Ronald Abdow
Audit Committee Member                   $4,500                                 $2,367
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Eustis Walcott
Audit Committee Member                   $4,500                                 $0
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Joseph Wickler
Audit Committee Chairman                 $4,500                                 $0
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Peter Wold
Audit Committee Member                   $4,500                                 $2,367
---------------------------------------- -------------------------------------- --------------------------------------
1.   Estimated aggregate compensation for the fiscal year ending April 30, 2002.
2.   For the calendar year ended 2001.

         |X|      Major Shareholders. As of the date of this Statement of Additional
Information, OppenheimerFunds, Inc. is the only shareholder of record.

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

Code of Ethics. The Manager, the Distributor and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the
Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

         The Code of Ethics is an exhibit to the Fund's registration statement filed with the Securities and Exchange Commission and can be reviewed and copied at the
SEC's Public Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1-202-942-8090.
The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at WWW.SEC.GOV copies may be
                                                          -----------
obtained, after paying a duplicating fee, by electronic request at the following
E-mail address: PUBLICINFO@SEC.GOV., or by writing to the SEC's Public Reference
                -------------------
Section, Washington, D.C. 20549-0102.

         |X|  The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio managers of the Fund are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the Fund's portfolio. Other members of the Manager's Equity
Portfolio Department provide the portfolio managers with counsel and support in managing the Fund's portfolio.

         The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

         The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain
Trustees, legal and audit expenses, custodian bank and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.  The Fund is a new fund and has not yet completed its first fiscal year end, therefore the total amount that the Fund paid to the manager under the investment advisory contact during the Fund's last three fiscal years is not yet available.

         The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the
Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties under the agreement.

         The agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the
Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

         |X|      Annual Approval of Investment Advisory Agreement. Each year, the
Board of Trustees, including a majority of the Independent Trustees, is required to approve the renewal of the investment advisory agreement. The Investment Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

         The Board also receives information about the 12b-1 distribution fees the Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

         For the initial approval of the Fund's investment advisory agreement, the
Board reviewed the foregoing information.  Among other factors, the Board considered:

o        The nature, cost, and quality of the services provided to the Fund and its shareholders;
o        The profitability of the Fund to the Manager;
o        The investment performance of the Fund in comparison to regular market indices
o        Economies of scale that may be available to the Fund from the Manager;
o        Fees paid by other mutual funds for similar services;
o        The value and quality of any other benefits or services received by the Fund from its relationship with the Manager, and

o        The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the Distributor and the
     Transfer Agent, and brokerage and soft dollar arrangements permissible under
     Section 28(e) of the Securities Exchange Act.

         The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund. The Board also considered that maintaining the financial viability of the Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The Board considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

         These matters were also considered by the Independent Trustees, meeting separately from the full Board with experienced Counsel to the Fund who assist the
Board in its deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

         In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the
Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including
"affiliated" brokers, as that term is defined in the Investment Company Act. The
Manager may employ broker-dealers that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable.
The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

         Under the investment advisory agreement, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the Manager may also consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment adviser.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the
Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally, the Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

         Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S.
markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

         Other funds advised by the Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities.
If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         Most purchases of debt obligations are principal transactions at net prices.
Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless the Manager determines that a better price or execution can be obtained by using the services of a broker.
Purchases of portfolio securities from underwriters include a concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked prices. The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

         The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates.
The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the Manager's or subsidiaries of the
Manager's other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

         Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         The Board of Trustees permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii)
the trade was executed by the broker on an agency basis at the stated commission, and
(iii) the trade is not a riskless principal transaction. The Board of Trustees permits the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

         The research services provided by brokers broadens the scope and supplements the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.  The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The
Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the Distributor.

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule
12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

         Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that plan. Each plan has also been approved by the holders of a
"majority" (as defined in the Investment Company Act) of the shares of the applicable class. The shareholder votes for the 12b-1 plans were cast by the Manager as the sole initial holder of each class of shares of the Fund.

         Under the plans, the Manager and the Distributor may make payments to affiliates and in their sole discretion, from time to time, may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform.  The Manager may use its profits from the advisory fee it receives from the
Fund. In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

         Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its Independent
Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the
Independent Trustees or by the vote of the holders of a "majority" (as defined in the
Investment Company Act) of the outstanding shares of that class.

         The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A Plan that would materially increase payments under the Plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class.

         While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The Reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

         Each Plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund (or the Fund)
is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent
Trustees.

         Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset values of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The
Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

              |_| Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold
Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the
Fund's investment plans available and providing other services at the request of the
Fund or the Distributor. The Class A service plan permits reimbursements to the
Distributor at a rate of up to 0.25% of average annual net assets of Class A shares.
While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

         Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

              |_| Class B, Class C and Class N Service and Distribution Plan Fees.
Under each plan, service fees and distribution fees are computed on the average of the net asset values of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

         The Class B, Class C and Class N plans permit the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. After the first year shares are outstanding, the
Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

         The asset-based sales charge and service fees increase Class B and Class C expenses by 1.00% and the asset-based sales charge and service fees increase Class N expenses by 0.50% of the net assets per year of the respective class.

         The Distributor retains the asset-based sales charge on Class B shares. The
Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing commission to the recipient on Class C shares outstanding for a year or more. The
Distributor retains the asset based sales charge on Class N shares. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C or Class N service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales commissions and service fee in advance at the time of purchase.

         The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the
Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing
Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:

o        pays sales commissions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o        may finance payment of sales commissions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o        employs personnel to support distribution of Class B, Class C and Class N shares, and
o        bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.
o        may not be able to adequately compensate dealers that sell Class B, Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o        receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge
             12b-1 fees,
o        may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o        may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o        may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

         When Class B, Class C or Class N shares are sold without the designation of a broker-dealer, the Distributor is automatically designated as the broker-dealer of record. In those cases, the Distributor retains the service fee and asset-based sales charge paid on Class B, Class C and Class N shares.

         The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected or redeemed shares and from the Fund under the plans.  If the Class
B, Class C or Class N plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales change to the Distributor for distributing shares before the plan was terminated.

         All payments under the Class B, Class C and Class N plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities
Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. For periods of less than one year, the Fund may quote its performance on a non-annualized basis. You can obtain current performance information by calling the
Fund's Transfer Agent at 1.800.225.5677 or by visiting the Oppenheimer Funds internet website at www.oppenheimerfunds.com.

         The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1-, 5- and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).

         Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods.
However, a number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:

         o    Total returns measure the performance of a hypothetical account in the
Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
         o    An investment in the Fund is not insured by the FDIC or any other government agency.
         o    The Fund's performance returns do not reflect the effect of taxes on dividends and capital gains distributions.
         o    The principal value of the Fund's shares and total returns are not guaranteed and normally will fluctuate on a daily basis.
         o    When an investor's shares are redeemed, they may be worth more or less than their original cost.
         o    Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

         The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of debt investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

         |X|  Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.
However, average annual total returns do not show actual year-by-year performance. The
Fund uses standardized calculations for its total returns as prescribed by the SEC.
The methodology is discussed below.

         In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1%
contingent deferred sales charge is deducted for returns for the 1-year period. For
Class N shares, the 1% contingent deferred sales charge is deducted for returns for the life-of-class periods as applicable. There is no sales charge for Class Y shares.

         |_|  Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

----------------------------------------------------------------------------------------
[OBJECT OMITTED]
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         |_| Average Annual Total Return (After Taxes on Distributions). The "average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD      1/n    - 1=  Average Annual Total Return (After Taxes on Distributions)
----
  P

         |_| Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years
("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR     1/n     - 1=  Average Annual Total Return (After Taxes on Distributions and Redemption)
-----
  P

         |_|  Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

----------------------------------------------------------------------------------------
                                    [OBJECT OMITTED]
----------------------------------------------------------------------------------------
         |_|  Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B, Class C or Class N shares.  There is no sales charge on Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges)
and takes into consideration the reinvestment of dividends and capital gains distributions.

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. The
Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities.
Examples of these performance comparisons are set forth below.

         |_|  Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper").  Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment styles. The
Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

         |_|  Morningstar Ratings and Rankings. From time to time the Fund may publish the star ranking of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar ranks mutual funds in their specialized market sector.  The Fund is ranked among the mid-value category.

         For each fund with at least a three-year history, Morningstar calculates a
Morningstar Rating(TM)based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and
rewarding consistent performance.   The top 10% of funds in each category receive 5
stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5%
receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

         The Fund may also compare its total return ranking to that of other funds in its Morningstar category, in addition to its star ratings. Those total return rankings are percentages from one percent to one hundred percent and are not risk adjusted. For example if a fund is in the 94th percentile, that means that 94% of the funds in the same category performed better than it did.

         |_|  Performance Rankings and Comparisons by Other Entities and Publications.
From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's, or similar publications.
That information may include performance quotations from other sources, including
Lipper and Morningstar. The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

         Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions.
Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share prices are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Fund may publish rankings or ratings of the Manager or
Transfer Agent, and of the investor services provided by them to shareholders of the
Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

              From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the fund and the total return performance of other
Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,

o        information about the performance of certain securities or commodities markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information relating to the gross national or gross domestic product of the
     United States or other countries or regions,
o        comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are purchased through AccountLink, each purchase must be at least $25. Effective November 1, 2002, for any new Asset Builder Plan, each purchase through AccountLink must be at least $50 and shareholders must invest at least $500
                                         ---
before an Asset Builder Plan can be established on a new account. Accounts established prior to November 1, 2001, will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the
Automated Clearing House ("ACH") transfer to buy the shares.  Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the
Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days.  If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day.  The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the
Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix B to this Statement of Additional
Information because the Distributor or dealer or broker incurs little or no selling expenses.

         |X| Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:

         o    Class A, Class B and Class N shares you purchase for your individual accounts (including IRA's and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
         o    current purchases of Class A, Class B and Class N shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
         o    Class A, Class B and Class N shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

         A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer)
that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

|X|      The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and currently include the following:

Oppenheimer Bond Fund                                         Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund                         Oppenheimer New York Municipal Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund                               Oppenheimer Quest Balanced Value Fund
Oppenheimer Champion Income Fund                              Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Concentrated Growth Fund                          Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Convertible Securities Fund                       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Developing Markets Fund                           Oppenheimer Quest Value Fund, Inc.
Oppenheimer Disciplined Allocation Fund                       Oppenheimer Real Asset Fund
Oppenheimer Discovery Fund                                    Oppenheimer Real Estate Fund
Oppenheimer Emerging Growth Fund                              Oppenheimer Rochester National Municipals
Oppenheimer Emerging Technologies Fund                        Oppenheimer Senior Floating Rate Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Small Cap Value Fund
Oppenheimer Europe Fund                                       Oppenheimer Special Value Fund
Oppenheimer Global Fund                                       Oppenheimer Strategic Income Fund
Oppenheimer Global Growth & Income Fund                       Oppenheimer Total Return Fund, Inc.
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Trinity Core Fund
Oppenheimer Growth Fund                                       Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer High Yield Fund                                   Oppenheimer Trinity Value Fund
Oppenheimer Intermediate Municipal Fund                       Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund                           Oppenheimer Value Fund
Oppenheimer International Growth Fund                         Limited-Term New York Municipal Fund
Oppenheimer International Small Company Fund                  Rochester Fund Municipals
Oppenheimer Limited-Term Government Fund                      OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Main Street Growth & Income Fund                  OSM1 - Jennison Growth Fund
Oppenheimer Main Street Opportunity Fund                      OSM1 - Mercury Advisors S&P 500 Index
Oppenheimer Main Street Small Cap Fund                        OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer MidCap Fund                                       OSM1 - QM Active Balanced Fund
Oppenheimer Multiple Strategies Fund                          OSM1 - Salomon Brothers Capital Fund
Oppenheimer Multi Cap Value Fund
and the following money market funds:

Centennial America Fund, L. P.                                Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust                                   Oppenheimer Cash Reserves
Centennial Money Market Trust                                 Oppenheimer Money Market Fund, Inc.

1 - "OSM" stands for Oppenheimer Select Managers

         There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except the money market funds. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares.
The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the Letter.

         A Letter of Intent is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund
(and other Oppenheimer funds) during a 13-month period (the "Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the
Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

         A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of
Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

         In submitting a Letter, the investor makes no commitment to purchase shares.
However, if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer
Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

         If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the
Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the
Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

         The Transfer Agent will not hold shares in escrow for purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent. If the intended purchase amount under a Letter of Intent entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of commissions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

         In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

              |_| Terms of Escrow That Apply to Letters of Intent.

         1.   Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent.
For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

         2.   If the total minimum investment specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

         3.   If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

         4.   By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.       The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)      Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b)      Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)      Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a
                  Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

         6.   Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (the minimum is $25) for the initial purchase with your application.  Currently, the minimum investment is $25 to establish an Asset
Builder Plan, and will remain at $25 for those accounts established prior to November
1, 2002.  However, as described above under "AccountLink," for Asset Builder Plans established on or after November 1, 2002, the minimum investment for new Asset Builder
Plans will increase to $50, each purchase must be at least $50 and shareholders must
                                                               ---
invest at least $500 before an Asset Builder Plan can be established.  Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus.  Asset
Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

         If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debt will be made two business days prior to the investment dates you selected in your Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor  (or the Distributor) and request an application from the distributor.  Complete the application and return it.  You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent.  The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them.  The Fund reserves the right to amend, suspend or discontinue offering
Asset Builder plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charge or at reduced sales charge rates, as described in
Appendix B to this Statement of Additional Information. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc.
("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill
Lynch record keeping service agreement the Plan has less than $3 million in assets
(other than assets invested in money market funds) invested in applicable investments, then the retirement plan may purchase only Class B shares of the Oppenheimer funds.
Any retirement plans in that category that currently invest in Class B shares of the
Fund will have their Class B shares converted to Class A shares of the Fund when the
Plan's applicable investments reach $5 million.  OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan.  While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares
(for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order.
The investor is responsible for that loss. If the investor fails to compensate the
Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B, Class C, Class N or
Class Y shares and the dividends payable on Class B, Class C, Class N or Class Y shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

         The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B, Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on
Class B, Class C and Class N shares is the same as that of the initial sales charge on
Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares than another.

         The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

              |_|  Class A Shares Subject to a Contingent Deferred Sales Charge. For
purchases of Class A shares subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.
Additionally, that concession will not be paid on purchases of shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

              |_|  Class B Conversion. Under current interpretation of applicable federal tax law by the Internal Revenue Service, the conversion of Class B shares to
Class A shares after six years is not treated as a taxable event for the shareholder.
For the shareholder, if those laws, or the IRS interpretation of those laws, should change, the automatic conversion feature may be suspended. In that event, no further conversion of Class B shares would occur while that suspension remained in effect.
Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset values of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

         |X|  Availability of Class N Shares.  In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:

o        to all rollover IRAs, (including SEP IRAs and SIMPLE IRAs)
o        to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans,
o        to all trustee-to-trustee IRA transfers,
o        to all 90-24 type 403(b) transfers,
o        to all rollover contributions made to individual 401(k) plans, Profit-Sharing
                      Plans and Money Purchase Pension Plans,
o        to Group Retirement Plans (as defined in Appendix B to this Statement of
                      Additional Information) which have entered into a special
                      agreement with the Distributor for that purpose,
o        to Retirement Plans qualified under Sections 401(a) or 401(k) of the Internal
                      Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o        to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o        to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more
                      Oppenheimer funds.
o        to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

              The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o        purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class
                  A shares of one or more Oppenheimer funds (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any
                  IRA invested in the Oppenheimer funds),
o        purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of
                  Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an
                  OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any
                  IRA invested in the Oppenheimer funds), and
o        on purchases of Class N shares by an OppenheimerFunds-sponsored Pinnacle or
                  Ascender 401(k) plan made with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

              |_| Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment.

         The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports,
Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the Prospectus, effective September 27, 2002, a $12 annual fee will be charge on any account valued at less than $500.  This fee will not be charged for:
o        Accounts that have balances below $500 due to the automatic conversion of shares from Class B to Class A shares;
o        Accounts with an active Asset Builder Plan, payroll deduction plan or a military allotment plan;
o        OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases;
o        Certain accounts held by broker-dealers through the National Securities
         Clearing Corporation; and
o        Accounts that fall below the $500 threshold due solely to market fluctuations within the 12-month period preceding the date the fee is deducted.

         The first annual fee will be charged on or about September 27, 2002, and annually thereafter on or about the second to last business day of September.  This annual fee will be waived for any shareholders who elect to access their account documents through electronic document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary source for their general servicing needs.  To sign up to access account documents electronically via eDocs
Direct, please visit the Service Center on our website at WWW.OPPENHEIMERFUNDS.COM or
                                                          ------------------------
call 1.888.470.0862 for instructions.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York
Stock Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M.,
Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New
Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial
Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

         Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and U.S. holidays) or after 4:00 P.M. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.  Additionally, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of The New York Stock
Exchange.

         Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The New York Stock Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

         |X|  Securities Valuation. The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

         o    Equity securities traded on a U.S. securities exchange or on NASDAQ are valued as follows:

(1)      if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, on that day, or
(2)      if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and "asked" prices on the valuation date or, if not,  at the closing "bid" price on the valuation date.

         o    Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:

(1)      at the last sale price available to the pricing service approved by the Board of Trustees, or
(2)      at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)      at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.

         o    Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the
Manager from two active market makers in the security on the basis of reasonable inquiry.

         o    The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:

(1)      debt instruments that have a maturity of more than 397 days when issued,
(2)      debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)      non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

         o    The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:

(1)      money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2)      debt instruments held by a money market fund that have a remaining maturity of
                  397 days or less.

         o    Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

         In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of
Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity.

         Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

         The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

         Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on NASDAQ on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

         When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted
("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:

         o    Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
         o    Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

         The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent
for that privilege at the time of reinvestment. This privilege does not apply to Class
C, Class N or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

         Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain.  If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment.  Under the
Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid.  That would reduce the loss or increase the gain recognized from the redemption.  However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

         The Fund has elected to be governed by Rule 18f-1 under the 1940 Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of
$250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset
Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix.
The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

         If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under
"How to Buy Shares" for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRA's, 403(b)(7) custodial plans,
401(k) plans or pension or profit-sharing plans should be addressed to "Trustee,
OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in
"How To Sell Shares" in the Prospectus or on the back cover of this Statement of
Additional Information. The request must

(1)      state the reason for the distribution;
(2)      state the owner's awareness of tax penalties if the distribution is premature;
              and
(3)      conform to the requirements of the plan and the Fund's other redemption requirements.

         Participants (other than self-employed persons) in OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

         Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the
Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the
Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent
assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes.
Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days.
Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

         Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form.
The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at
$5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an
Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior
30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

         Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the Account Application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

         The Fund cannot guarantee receipt of a payment on the date requested. The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B, Class C and Class N
shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in Appendix B to this Statement of Additional Information).

         By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

         |X|  Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Effective November 1, 2002 the minimum amount that may be exchanged to each other fund account is $50.  Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions.
Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this
Statement of Additional Information.

         |X|  Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer
Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the
Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

         For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

         Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

         The Planholder may terminate a Plan at any time by writing to the Transfer
Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan.
The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

         To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

         If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

         As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds.  Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the
Distributor.

o        All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

         The following funds only offer Class A shares:
         Centennial America Fund, L.P.                             Centennial Tax Exempt Trust
         Centennial California Tax Exempt Trust                    Oppenheimer Concentrated Growth Fund
         Centennial Government Trust                               Oppenheimer Money Market Fund, Inc.
         Centennial Money Market Trust                             Oppenheimer Real Estate Fund
         Centennial New York Tax Exempt Trust                      Oppenheimer Special Value Fund

         The following funds do not offer Class N shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Intermediate Municipal Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Municipal Bond Fund                           Rochester Fund Municipals
         Oppenheimer New Jersey Municipal Fund                     Oppenheimer Senior Floating Rate Fund
         Oppenheimer New York Municipal Fund                       Limited Term New York Municipal Fund

         The following funds do not offer Class Y shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Intermediate Municipal Fund
         Oppenheimer Capital Income Fund                           Oppenheimer New Jersey Municipal Fund
         Oppenheimer Cash Reserves                                 Oppenheimer New York Municipal Fund
         Oppenheimer Champion Income Fund                          Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Convertible Securities Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Disciplined Allocation Fund                   Oppenheimer Senior Floating Rate Fund
         Oppenheimer Gold & Special Minerals Fund                  Oppenheimer Small Cap Value Fund
         Oppenheimer International Small Company Fund              Limited Term New York Municipal Fund

o        Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o        Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o        Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class
         A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves
         acquired by exchange of Class M shares.
o        Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to
         Class X shares.
o        Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash Reserves or
         Oppenheimer Limited-Term Government Fund.  Only participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.
o        Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or Class A shares of
         Oppenheimer Cash Reserves.
o        Shares of Oppenheimer Select Managers Mercury Advisors S&P Index Fund and
         Oppenheimer Select Managers QM Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.
o        Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o        Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the
         Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
o        Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

         The Fund may amend, suspend or terminate the exchange privilege at any time.
Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

         |X|  How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o        When Class A shares of any Oppenheimer fund (other than Rochester National
     Municipals and Rochester Fund Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o        When Class A shares of Rochester National Municipals and Rochester Fund
     Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o        If any Class A shares of another Oppenheimer fund that are exchanged for Class
     A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate
     Fund acquired in that exchange will be subject to the Class A Early Withdrawal
     Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o        When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money Market
     Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares. The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

         When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

              |_| Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

              |_| Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

              |_| Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request. When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan, will be switched to the new fund account unless you tell the Transfer
Agent not to do so. However, special redemption and exchange features such as
Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

         In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of
Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

         The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure himself that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the
Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains.
The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

         Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds.
Unclaimed accounts may be subject to state escheatment laws, and the Fund and the
Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.  The
federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

         The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this
Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.
State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal
Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of  federal, state and local tax rules affecting an investment in the Fund.

         |X|  Qualification as a Regulated Investment Company.  The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue
Code of 1986, as amended.  As a regulated investment company, the Fund is not subject to federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, other taxable ordinary income net of expenses and net short-term capital gain in excess of long-term capital loss) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.  That qualification enables the Fund to
"pass through" its income and realized capital gains to shareholders. This avoids a
"double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

         The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

         To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal
Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a regulated investment company, the Fund must derive at least
90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities)
and certain other income.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items
(including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S.
government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

         |X|  Excise Tax on Regulated Investment Companies. Under the Internal Revenue
Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements.
To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

         |X|  Taxation of Fund Distributions.  The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year.
Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

         Special provisions of the Internal Revenue Code govern the eligibility of the
Fund's dividends for the dividends-received deduction for corporate shareholders.
Long-term capital gains distributions are not eligible for the deduction.  The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less.  To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction. Since it is anticipated that most of the Fund's income will be derived from interest it receives on its investments, the Fund does not anticipate that its distributions will qualify for this deduction.

         The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If net long-term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

         If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate.  If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of their pro rata share of such gain. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the
Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

         Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source.  The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

         Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

         Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Fund will be required in certain cases to withhold 30% (29% for payments after December 31, 2003) of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer  identification number or to properly certify that
             -------
number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation.  All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

         |X|  Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

         In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset.
It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

         |X| Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership)
primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

         Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in March of each year.

         If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status.

         If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 30% (29% for payments after December 31, 2003) on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in
January of each year.

         The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign shareholders are urged to consult their own tax advisors or the U.S. Internal Revenue
Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S. withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds
(other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor,
Inc., a subsidiary of the Manager that acts as the Fund's Distributor.  The
Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds Services, the Fund's Transfer Agent, is a
division of the Manager.  It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders.  It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee.  It also acts as shareholder servicing agent for the other Oppenheimer funds.
Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank. Citibank N.A. is the custodian bank of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It will be the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The
Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors.  Ernst & Young LLP are the independent auditors of the Fund.
They audit the Fund's financial statements and perform other related audit services.
They also act as auditors for the Manager and certain other funds advised by the
Manager and its affiliates.

                                          A-1
                                       Appendix A

----------------------------------------------------------------------------------------
                                              Industry Classifications
----------------------------------------------------------------------------------------

Aerospace & Defense                                Household Durables
Air Freight & Couriers                             Household Products
Airlines                                           Industrial Conglomerates
Auto Components                                    Insurance
Automobiles                                        Internet & Catalog Retail
Banks                                              Internet Software & Services
Beverages                                          Information Technology Consulting & Services
Biotechnology                                      Leisure Equipment & Products
Building Products                                  Machinery
Chemicals                                          Marine
Commercial Services & Supplies                     Media
Communications Equipment                           Metals & Mining
Computers & Peripherals                            Multiline Retail
Construction & Engineering                         Multi-Utilities
Construction Materials                             Office Electronics
Containers & Packaging                             Oil & Gas
Distributors                                       Paper & Forest Products
Diversified Financials                             Personal Products
Diversified Telecommunication Services             Pharmaceuticals
Electric Utilities                                 Real Estate
Electrical Equipment                               Road & Rail
Electronic Equipment & Instruments                 Semiconductor Equipment & Products
Energy Equipment & Services                        Software
Food & Drug Retailing                              Specialty Retail
Food Products                                      Textiles & Apparel
Gas Utilities                                      Tobacco
Health Care Equipment & Supplies                   Trading Companies & Distributors
Health Care Providers & Services                   Transportation Infrastructure
Hotels Restaurants & Leisure                       Water Utilities
                                                   Wireless Telecommunication Services

                                          B-11
                                       Appendix B

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2  That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and
Statement of Additional Information of the applicable Oppenheimer funds, the term
"Retirement Plan" refers to the following types of plans:
              1)  plans qualified under Sections 401(a) or 401(k) of the Internal
                  Revenue Code,
              2)  non-qualified deferred compensation plans,
              3)  employee benefit plans3
              4)  Group Retirement Plans4
              5)  403(b)(7) custodial plan accounts
              6)  Individual Retirement Accounts ("IRAs"), including traditional IRAs,
                  Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or
OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.

Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
----------------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales
Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

         There is no initial sales charge on purchases of Class A shares of any of the
Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National Municipals and Rochester Fund
Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales
Charge."5 This waiver provision applies to:
|_|      Purchases of Class A shares aggregating $1 million or more.
|_|      Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing
              $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of
              $200,000 or more.
|_|      Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
              1)  through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
              2)  by a direct rollover of a distribution from a qualified Retirement
                  Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|      Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
              1)  The record keeping is performed by Merrill Lynch Pierce Fenner &
                  Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
                  Retirement Plan. On the date the plan sponsor signs the
                  record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment
                  Management, L.P. ("MLIM"), that are made available under a Service
                  Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by
                  MLIM (the funds described in (a) and (b) are referred to as
                  "Applicable Investments").
              2)  The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill
                  Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds)
                  invested in Applicable Investments.
              3)  The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

II.      Waivers of Class A Sales Charges of Oppenheimer Funds
----------------------------------------------------------------------------------------

A.   Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|      The Manager or its affiliates.
|_|      Present or former officers, directors, trustees and employees (and their
              "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term
              "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|      Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|      Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|      Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|      Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|      Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|      "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|      Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|      Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|      Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|      A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|      Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections
              401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|      A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors)
              whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the
              Class B and Class C TRAC-2000 program on November 24, 1995.
|_|      A qualified Retirement Plan that had agreed with the former Quest for Value
              Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B.   Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|      Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|      Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than
              Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|      Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of
              Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|      Shares purchased with the proceeds of maturing principal units of any
              Qualified Unit Investment Liquid Trust Series.
|_|      Shares purchased by the reinvestment of loan repayments by a participant in a
              Retirement Plan for which the Manager or an affiliate acts as sponsor.

C.   Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|      To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|      Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
|_|      For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal Revenue
                  Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
              2)  To return excess contributions.
              3)  To return contributions made due to a mistake of fact.
              4)  Hardship withdrawals, as defined in the plan.6
              5)  Under a Qualified Domestic Relations Order, as defined in the
                  Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
                  Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue
                  Code.
              7)  To make "substantially equal periodic payments" as described in
                  Section 72(t) of the Internal Revenue Code.
              8)  For loans to participants or beneficiaries.
              9)  Separation from service.7
              10) Participant-directed redemptions to purchase shares of a mutual fund
                  (other than a fund managed by the Manager or a subsidiary of the
                  Manager) if the plan has made special arrangements with the
                  Distributor.
              11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored
                  IRA.
|_|      For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|      For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the
              Distributor.
|_|      For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.     Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
----------------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|      Shares redeemed involuntarily, as described in "Shareholder Account Rules and
              Policies," in the applicable Prospectus.
|_|      Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|      Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|      Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|      Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|      Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.
|_|      Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal Revenue
                  Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an
                  Oppenheimer fund.
              2)  To return excess contributions made to a participant's account.
              3)  To return contributions made due to a mistake of fact.
              4)  To make hardship withdrawals, as defined in the plan.9
              5)  To make distributions required under a Qualified Domestic Relations
                  Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue
                  Code.
              7)  To make "substantially equal periodic payments" as described in
                  Section 72(t) of the Internal Revenue Code.
              8)  For loans to participants or beneficiaries.10
              9)  On account of the participant's separation from service.11
              10) Participant-directed redemptions to purchase shares of a mutual fund
                  (other than a fund managed by the Manager or a subsidiary of the
                  Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
              11) Distributions made on account of a plan termination or "in-service"
                  distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
              12) For distributions from a participant's account under an Automatic
                  Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
              13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
              14) For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|      Redemptions of Class B shares or Class C shares under an Automatic Withdrawal
              Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.   Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|      Shares sold to the Manager or its affiliates.
|_|      Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the
              Distributor for that purpose.
|_|      Shares issued in plans of reorganization to which the Fund is a party.
|_|      Shares sold to present or former officers, directors, trustees or employees
              (and their "immediate families" as defined above in Section I.A.) of the
              Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV.      Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
         Funds Who Were Shareholders of Former Quest for Value Funds
----------------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A, Class
B and Class C shares described in the Prospectus or Statement of Additional
Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.  To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds,
Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
     Oppenheimer Quest Value Fund, Inc.              Oppenheimer Small Cap Value Fund
     Oppenheimer Quest Balanced Value Fund           Oppenheimer Quest Global Value
     Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

         These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24, 1995:

     Quest for Value U.S. Government Income Fund              Quest for Value New York
     Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund           Quest for Value National
     Tax-Exempt Fund
     Quest for Value Global Income Fund                       Quest for Value California
     Tax-Exempt Fund

         All of the funds listed above are referred to in this Appendix as the "Former
Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
|_|      acquired by such shareholder pursuant to an exchange of shares of an
              Oppenheimer fund that was one of the Former Quest for Value Funds, or
|_|      purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

|X|      Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value
Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November
24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees     Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                       2.50%                        2.56%                             2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least 10 but not more than    2.00%                        2.04%                             1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

----------------------------------------------------------------------------------------
         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who
qualify under this arrangement for reduced sales charge rates as members of
Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|      Waiver of Class A Sales Charges for Certain Shareholders.  Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o        Shareholders who were shareholders of the AMA Family of Funds on February 28,
              1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o        Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|      Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions.
The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income
Security Act of 1974 and regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|      Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In the
following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o        withdrawals under an automatic withdrawal plan holding only either Class B or
              Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o        liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|      Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but
Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an
Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former
Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24,
1995:
o        redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social
              Security Administration);
o        withdrawals under an automatic withdrawal plan (but only for Class B or Class
              C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o        liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.
V.       Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
Funds Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc.
------------------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and
Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut Mutual Funds") on March 1,
1996, when OppenheimerFunds, Inc. became the investment adviser to the Former
Connecticut Mutual Funds:
     Connecticut Mutual Liquid Account      Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account            CMIA LifeSpan Capital
     Appreciation Account
     Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account      CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

|X|      Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1%
contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
              1)  persons whose purchases of Class A shares of a Fund and other Former
                  Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual
                  Funds, and
              2)  persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

         Any of the Class A shares of a Fund and the other Former Connecticut Mutual
Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|      Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds
Class A shares:
              1)  any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled
                  $500,000 or more, including investments made pursuant to the Combined
                  Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a
                  Fund into which such Fund merged;
              2)  any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the
                  Former Connecticut Mutual Funds totaled $500,000 or more;
              3)  Directors of the Fund or any one or more of the Former Connecticut
                  Mutual Funds and members of their immediate families;
              4)  employee benefit plans sponsored by Connecticut Mutual Financial
                  Services, L.L.C. ("CMFS"), the prior distributor of the Former
                  Connecticut Mutual Funds, and its affiliated companies;
              5)  one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
              6)  an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut
Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and
Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into
Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class
A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to
March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a
Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut
Mutual Fund must have been purchased prior to March 18, 1996:
     1)  by the estate of a deceased shareholder;
     2)  upon the disability of a shareholder, as defined in Section 72(m)(7) of the
         Internal Revenue Code;
     3)  for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
     4)  as tax-free returns of excess contributions to such retirement or employee benefit plans;
     5)  in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
     6)  in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
     7)  in connection with the Fund's right to involuntarily redeem or liquidate the
         Fund;
     8)  in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
     9)  as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.      Special Reduced Sales Charge for Former Shareholders of Advance     America
     Funds, Inc.
----------------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust,
Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund who acquired
(and still hold) shares of those funds as a result of the reorganization of series of
Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible
         Securities Fund
----------------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section)
may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the
Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|      the Manager and its affiliates,
|_|      present or former officers, directors, trustees and employees (and their
              "immediate families" as defined in the Fund's Statement of Additional
              Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|      registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|      dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|      employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|      dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Multi Cap Value Fund

Investment Adviser
         OppenheimerFunds, Inc.
         498 Seventh Avenue
         New York, New York 10018

Distributor
         OppenheimerFunds Distributor, Inc.
         498 Seventh Avenue
         New York, New York 10018

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1-800-525-7048

Custodian Bank
         Citibank N.A.
         399 Park Avenue
         New York, New York 10043

Independent Auditors
         Ernst & Young LLP
         787 Seventh Avenue
         New York, NY 10019

Legal Counsel
         Mayer, Brown, Rowe & Maw
         1675 Broadway
         New York, New York 10019-5820

PX600.1102

1234

--------
1 The address of each Trustee is 6803 S. Tucson Way, Centennial, CO 80112-3924.
2 Each Trustee serves for an indefinite term, until his resignation, retirement, death or removal.

3 The address of Mr. Walcott is 6803 S. Tucson Way, Centennial, CO 80112-3924.
4 Each Trustee serves for an indefinite term, until his resignation, retirement, death or removal.
                                                                                                    5 Includes shares owned by Mr. Walcott in other Oppenheimer Funds for which he serves as director or trustee.
6 The address of Mr. Murphy is 498 Seventh Avenue, New York, NY 10018.
7 Each Trustee serves for an indefinite term, until his resignation, retirement, death or removal.
                                                                                                    8 Includes shares owned by Mr. Murphy in other Oppenheimer Funds for which he serves as director or trustee.
9 The address of each Officer is 498 Seventh Avenue, New York, NY  10018 except for
Mr. Wixted and Ms. Ives,       whose address is 6803 S. Tucson Way, Centennial, CO
80112-3924.
10 Each Officer serves for an annual term, or until his or her resignation, death or removal.
1 Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities
Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early
Withdrawal Charges and references to "redemptions" mean "repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is
"qualified" under the Internal Revenue Code, under which Class N shares of an
Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the
Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and
IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more
Oppenheimer funds held by the Plan for more than one year.
6 This provision does not apply to IRAs.
7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
8 The distribution must be requested prior to Plan termination or the elimination of
the Oppenheimer funds as an    investment option under the Plan.
9  This provision does not apply to IRAs.
10 This provision does not apply to loans from 403(b)(7) custodial plans and loans
from the Oppenheimer Funds            sponsored single K plan.
11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                            OPPENHEIMER MULTI CAP VALUE FUND

                                       FORM N-1A

                                         PART C

                                   OTHER INFORMATION

Item 23. - Exhibits

(a)      Declaration of Trust dated August 27, 2002: Filed herewith.

(b)      By-Laws: Filed herewith.

(c)      (i) Specimen Class A Share Certificate: Filed herewith.

         (ii) Specimen Class B Share Certificate: Filed herewith.

         (iii) Specimen Class C Share Certificate: Filed herewith.

         (iv) Specimen Class N Share Certificate: Filed herewith.

         (v) Specimen Class Y Share Certificate: Filed herewith.

(d)      Form of Investment Advisory Agreement: Filed herewith.

(e)      (i) Form of General Distributor's Agreement: Filed herewith.

         (ii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of
Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/25/99, and incorporated herein by reference.

         (iii) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of
Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/25/99, and incorporated herein by reference.

         (iv) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of
Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/25/99, and incorporated herein by reference.

(f)      (i) Retirement Plan for Non-Interested Trustees or Directors dated June 7,
1990: Previously filed with Post-Effective Amendment No. 97 to the Registration
Statement of Oppenheimer Fund (Reg. No. 2-14586), 8/30/90, refiled with Post-Effective
Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, pursuant to
Item 102 of Regulation S-T, and incorporated herein by reference.

         (ii) Form of Deferred Compensation Plan for Disinterested Trustees/Directors:
Filed with Post-Effective Amendment No. 26 to the Registration Statement of
Oppenheimer Gold & Special Minerals Fund (Reg. No. 2-82590), 10/28/98, and
incorporated by reference.

(g)      Form of Global Custodial Services Agreement between Registrant and Citibank
N.A.: Filed herewith.

(h)      Not applicable.

(i)      Opinion and Consent of Counsel: To be filed by amendment.

(j)      Independent Auditors' Consent: To be filed by amendment.

(k)      Not applicable.

Investment Letter from OppenheimerFunds, Inc. to Registrant: Filed herewith.

(m)      (i) Form of Service Plan and Agreement for Class A shares: Filed herewith.

(ii) Form of Distribution and Service Plan and Agreement for Class B shares: Filed herewith.

(iii) Form of Distribution and Service Plan and Agreement for Class C shares: Filed herewith.

(iv) Form of Distribution and Service Plan and Agreement for Class N shares: Filed herewith.

(n)      Oppenheimer Funds Multiple Class Plan under Rule 18f-3 dated March 18, 1996 and updated through 8/21/01.

(o)      Powers of Attorney: To be filed by Amendment.

(p)      Amended and Restated Code of Ethics of the Oppenheimer Funds dated March 1,
2000 under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with the
Initial Registration Statement of Oppenheimer Emerging Growth Fund (Reg. No.
333-44176), 8/21/00, and incorporated herein by reference.

Item 26. - Business and Other Connections of the Investment Adviser

(a)      OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)      There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of
OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position with OppenheimerFunds, Inc.
  Other Business and Connections During the Past Two Years
Timothy L. Abbuhl,
  Assistant Vice President                  None
Amy B. Adamshick,
  Vice President                            None
Charles E. Albers,
  Senior Vice President                     None
Edward J. Amberger,
  Assistant Vice President                  None
Erik Anderson,
  Assistant Vice President                  None
Janette Aprilante,
  Vice President & Secretary                As of January 2002: Secretary of
  OppenheimerFunds, Distributor, Inc., Centennial Asset Management Corporation,
  Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset Management, Inc.,
  Shareholder Financial Services, Inc., Shareholder Services, Inc.; Assistant Secretary
  of HarbourView Asset Management Corporation, OFI Private Investments, Inc.,
  Oppenheimer Trust Company and OFI Institutional Asset Management, Inc.
Hany S. Ayad,
  Assistant Vice President                  None
Victor W. Babin,
  Senior Vice President                     None
Bruce L. Bartlett,
  Senior Vice President                     None
John Michael Banta,
  Assistant Vice President                  None
Lerae A. Barela,
  Assistant Vice President                  None
George Batejan,
Executive Vice President/
  Chief Information Officer                 None
Kevin Baum,
  Vice President                            None
Connie Bechtolt,
  Assistant Vice President                  None
Robert Behal
  Assistant Vice President                  Assistant Vice President of HarbourView
  Asset Management Corporation. Formerly, Associate Director at MetLife (Jan 2000-May
  2000).
Kathleen Beichert,
  Vice President                            Vice President of OppenheimerFunds
  Distributor, Inc.
Erik S. Berg,
  Assistant Vice President                  None
Rajeev Bhaman,
  Vice President                            None
Mark Binning,
  Assistant Vice President                  None
Robert J. Bishop,
  Vice President                            None
John R. Blomfield,
  Vice President                            None
Chad Boll,
  Assistant Vice President                  None
Lowell Scott Brooks,
  Vice President                            Vice President of OppenheimerFunds
  Distributor, Inc.
Richard Buckmaster,
  Vice President                            None
Mark Burns,
  Assistant Vice President                  Formerly a Marketing Manager with Alliance
  Capital Management (October 1999-April 2001).
Bruce Burroughs
  Vice President                            None
Claudia Calich,
  Assistant Vice President                  None
Michael A. Carbuto,
  Vice President                            None
Ronald G. Chibnik,
  Assistant Vice President                  Director of technology for Sapient
  Corporation (July, 2000-August 2001); software architect for Sapient Corporation
  (March 1997-July 2000).
H.C. Digby Clements,
  Vice President: Rochester Division        None
Peter V. Cocuzza,
  Vice President                            None
Julie C. Cusker,
Assistant Vice President:
  Rochester Division                        None
John Damian,
  Vice President                            Formerly senior analyst/director for
  Citigroup Asset Management (November 1999-September 2001).
O. Leonard Darling,
Vice Chairman, Executive Vice
President, Chief Investment
  Officer & Director                        Chairman of the Board and a director (since
  June 1999) and Senior Managing Director (since December 1998) of HarbourView Asset
  Management Corporation; a director (since July 2001) of Oppenheimer Acquisition
  Corp.; a director (since March 2000) of OFI Private Investments, Inc.; Chairman of
  the Board, Senior Managing Director and director (since February 2001) of OFI
  Institutional Asset Management, Inc.; Trustee (since 1993) of Awhtolia College -
  Greece.
John M. Davis,
  Assistant Vice President                  Assistant Vice President of
  OppenheimerFunds Distributor, Inc.
Robert A. Densen,
  Senior Vice President                     None
Ruggero de'Rossi,
  Vice President                            None
Craig P. Dinsell,
  Executive Vice President                  None
Randall C. Dishmon,
  Assistant Vice President                  Formerly an Associate with Booz Allen &
  Hamilton (1998-June 2001).
Rebecca K. Dolan
  Vice President                            None
Steven D. Dombrower,
  Vice President                            Vice President of OppenheimerFunds
  Distributor, Inc.
Bruce C. Dunbar,
  Vice President                            None
Richard Edmiston,
  Assistant Vice President                  None
Daniel R. Engstrom,
  Assistant Vice President                  None
Armand B. Erpf,
  Assistant Vice President                  None
James Robert Erven
  Assistant Vice President                  Formerly an Assistant Vice President/Senior
  Trader with Morgan Stanley Investment Management (1999-April 2002).
George R. Evans,
  Vice President                            None
Edward N. Everett,
  Vice President                            None
George Fahey,
  Vice President                            Vice President of OppenheimerFunds
  Distributor, Inc.
Scott T. Farrar,
  Vice President                            None
Katherine P. Feld,
  Vice President, Senior Counsel            Vice President of OppenheimerFunds,
  Distributor, Inc.; Vice President, Assistant Secretary and Director of Centennial
  Asset Management Corporation; Vice President of Oppenheimer Real Asset Management,
  Inc.
Ronald H. Fielding,
Senior Vice President;
  Chairman: Rochester Division              Vice President of OppenheimerFunds
  Distributor, Inc.; Director of ICI Mutual Insurance Company; Governor of St. John's
  College; Chairman of the Board of Directors of International Museum of Photography at
  George Eastman House.
Paul Fitzsimmons,
  Assistant Vice President                  Assistant Vice President of HarbourView
  Asset Management Corporation.
P. Lyman Foster,
  Senior Vice President                     Senior Vice President of OppenheimerFunds
  Distributor, Inc.
David Foxhoven,
  Assistant Vice President                  Assistant Vice President of
  OppenheimerFunds Legacy Program.
Colleen M. Franca,
  Assistant Vice President                  None
Crystal French,
  Vice President                            None
Dan P. Gangemi,
  Vice President                            None
Dan Gagliardo,
  Assistant Vice President                  Formerly an Assistant Vice President with
  Mitchell Hutchins (January 2000-October 2000).
Subrata Ghose,
  Assistant Vice President                  None
Charles W. Gilbert,
  Assistant Vice President                  None
Alan C. Gilston,
  Vice President                            None
Sharon M. Giordano,
  Assistant Vice President                  None
Jill E. Glazerman,
  Vice President                            None
Paul M. Goldenberg,
  Vice President                            None
Mike Goldverg,
  Assistant Vice President                  None
Bejamin J. Gord,
  Vice President                            Vice President of HarbourView Asset
  Management Corporation. Formerly Executive Director with Miller Anderson Sherrerd, a division of Morgan Stanley Investment Management. (April 1992-March 2002).
Laura Granger,
  Vice President                            Formerly a portfolio manager at Fortis
  Advisors (July 1998-October 2000).
Robert Grill,
  Senior Vice President                     None
Robert Guy,
  Senior Vice President                     None
David Hager,
  Vice President                            None
Robert Haley,
  Assistant Vice President                  None
Marilyn Hall,
  Vice President                            None
Kelly Haney,
  Assistant Vice President                  None
Thomas B. Hayes,
  Vice President                            None
Dorothy F. Hirshman,
  Vice President                            None
Merryl I. Hoffman,
  Vice President & Senior Counsel           As of December 2001: Secretary of
  HarbourView Asset Management Corporation, OFI Private Investments, Inc. and OFI
  Institutional Asset Management, Inc.; Assistant Secretary of OppenheimerFunds Legacy
  Program.
Scott T. Huebl,
  Vice President                            Assistant Vice President of
  OppenheimerFunds Legacy Program.
Margaret Hui,
  Assistant Vice President                  None
John Huttlin,
  Vice President                            None
James G. Hyland,
  Assistant Vice President                  None
Steve P. Ilnitzki,
  Senior Vice President                     Formerly Vice President of Product
  Management at Ameritrade (until March 2000).
Kathleen T. Ives,
  Vice President & Assistant Counsel        Vice President of OppenheimerFunds
  Distributor, Inc.; Vice President and Assistant Secretary of Shareholder Services,
  Inc.; Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder
  Financial Services, Inc.
William Jaume,
  Vice President                            Senior Vice President and Chief Compliance
  Officer (since April 2000) of HarbourView Asset Management Corporation; and of OFI
  Institutional Asset Management, Inc. (since February 2001).
Frank V. Jennings,
  Vice President                            None
John Jennings,
  Vice President                            None
John Michael Johnson,
  Assistant Vice President                  Formerly Vice President, Senior
  Analyst/Portfolio Manager at Aladdin Capital Holdings Inc. (February 2001-May 2002)
  prior to which he was Vice President and Senior Analyst at Merrill Lynch Investment
  Managers (October 1996-February 2001).
Lewis A. Kamman,
  Vice President                            None
Jennifer E. Kane,
  Assistant Vice President                  None.
Lynn O. Keeshan,
  Senior Vice President                     None
Thomas W. Keffer,
  Senior Vice President                     None
Cristina J. Keller,
  Vice President                            Vice President of OppenheimerFunds
  Distributor, Inc.
Michael Keogh,
  Vice President                            None
Garrett K. Kolb,
  Assistant Vice President                  None
Walter G. Konops,
  Assistant Vice President                  None
Avram D. Kornberg,
  Senior Vice President                     None
James Kourkoulakos,
  Vice President                            None
Guy E. Leaf,
  Vice President                            Vice President of Merrill Lynch (January
  2000-September 2001.
Christopher M. Leavy,
  Senior Vice President                     Formerly Vice President and portfolio
  manager at Morgan Stanley Investment Management (1997-September 2000).
Dina C. Lee,
  Assistant Vice President & Assistant Counsel
  Formerly an attorney with Van Eck Global (until December 2000).
Laura Leitzinger,
  Vice President                            Vice President of Shareholder Financial
  Services, Inc.
Michael S. Levine,
  Vice President                            None
Gang Li,
  Assistant Vice President                  None
Shanquan Li,
  Vice President                            None
Mitchell J. Lindauer,
  Vice President & Assistant General CounselNone
Bill Linden,
  Assistant Vice President                  None
Malissa B. Lischin,
  Assistant Vice President                  Assistant Vice President of
  OppenheimerFunds Distributor, Inc.
Reed Litcher,
  Vice President                            None
David P. Lolli,
  Assistant Vice President                  None
Daniel G. Loughran
  Vice President: Rochester Division        None
Patricia Lovett,
  Vice President                            Vice President of Shareholder Financial
  Services, Inc. and Senior Vice President of Shareholder Services, Inc.
Steve Macchia,
  Vice President                            None
Angelo G. Manioudakis
  Senior Vice President                     Senior Vice President of HarbourView Asset
  Management Corporation. Formerly Executive Director and portfolio manager for Miller,
  Anderson & Sherrerd, a division of Morgan Stanley Investment Management (August
  1993-April 2002).
Marianne Manzolillo,
  Assistant Vice President                  None
Philip T. Masterson,
  Vice President & Assistant Counsel        None
Charles L. McKenzie,
  Senior Vice President                     Senior Vice President of HarbourView Asset
  Management Corporation and OFI Institutional Asset Management Corporation.
Lisa Migan,
  Assistant Vice President                  None
Andrew J. Mika,
  Senior Vice President                     None
Joy Milan,
  Vice President                            None
Denis R. Molleur,
  Vice President & Senior Counsel           None
Nikolaos D. Monoyios,
  Vice President                            None
Charles Moon,
  Vice President                            Vice President of HarbourView Asset
  Management Corporation. Formerly an Executive Director and Portfolio Manager with
  Miller Anderson & Sherrerd, a division of Morgan Stanley Investment Management (June
  1999-March 2002).
John Murphy,
  Chairman, President, Chief Executive Officer & Director
  Director of OppenheimerFunds Distributor, Inc., Centennial Asset Management
  Corporation, HarbourView Asset Management Corporation, OFI Private Investments, Inc.,
  OFI Institutional Asset Management, Inc. and Tremont Advisers, Inc.; Director (Class
  A) of Trinity Investments Management Corporation; President and Director of
  Oppenheimer Acquisition Corp., Oppenheimer Partnership Holdings, Inc., Oppenheimer
  Real Asset Management, Inc.; Chairman and Director of Shareholder Financial Services,
  Inc. and Shareholder Services, Inc.; Executive Vice President of MassMutual Life
  Insurance Company; director of DLB Acquisition Corp.
Thomas J. Murray,
  Vice President                            None
Kenneth Nadler,
  Vice President                            None
David Negri,
  Senior Vice President                     Senior Vice President of HarbourView Asset
  Management Corporation.
Richard Nichols,
  Vice President                            None
Barbara Niederbrach,
  Assistant Vice President                  None
Raymond C. Olson,
  Assistant Vice President                  Assistant Vice President and Treasurer of
  OppenheimerFunds Distributor, Inc.; Treasurer of Centennial Asset Management
  Corporation.
Frank J. Pavlak,
  Vice President                            None
David P. Pellegrino,
  Vice President                            None
Allison C. Pells,
  Assistant Vice President                  None
James F. Phillips,
  Vice President                            None
Raghaw Prasad,
  Assistant Vice President
Jane C. Putnam,
  Vice President                            None
Michael E. Quinn,
  Vice President                            None
Julie S. Radtke,
  Vice President                            None
Norma J. Rapini,
Assistant Vice President:
  Rochester Division                        None
Thomas P. Reedy,
  Vice President                            Vice President (since April 1999) of
  HarbourView Asset Management Corporation.
Brian N. Reid,
  Assistant Vice President                  Formerly an Assistant Vice President with
  Eaton Vance Management (January 2000-January 2002).
Kristina Richardson,
  Assistant Vice President                  None
David Robertson,
  Senior Vice President                     Senior Vice President of OppenheimerFunds
  Distributor, Inc.
Rob Robis,
  Assistant Vice President                  None
Antoinette Rodriguez,
  Assistant Vice President                  None
Jeffrey S. Rosen,
  Vice President                            None
Richard H. Rubinstein,
  Senior Vice President                     None
James H. Ruff,
  Executive Vice President                  President and director of OppenheimerFunds
  Distributor, Inc. and Centennial Asset Management Corporation; Executive Vice
  President of OFI Private Investments, Inc.
Andrew Ruotolo
  Executive Vice President and Director     President and director of Shareholder
  Services, Inc. and Shareholder Financial Services, Inc., Director (Class A) of
  Trinity Investment Management Corporation
Rohit Sah,
  Assistant Vice President                  None
Valerie Sanders,
  Vice President                            None
Jeffrey R. Schneider,
  Vice President                            None
Ellen P. Schoenfeld,
  Vice President                            None
David Schultz,
  Senior Vice President                     Chief Executive Officer, President & Senior
  Managing Director & Director of OFI Institutional Asset Management, Inc. and
  HarbourView Asset Management Corporation; Director (Class A) and Chairman of Trinity
  Investment Management Corporation; Director of Oppenheimer Trust Company.
Scott A. Schwegel,
  Assistant Vice President                  None
Allan P. Sedmak
  Assistant Vice President                  None
Jennifer L. Sexton,
  Vice President                            Vice President of OFI Private Investments,
  Inc.
Martha A. Shapiro,
  Vice President                            None
Navin Sharma,
  Vice President                            Formerly, Manager at BNP Paribas Cooper
  Neff Advisors (May 2001-April 2002) prior to which he was Development Manager at
  Reality Online/Reuters America Inc. (June 2000-May 2001).
Steven J. Sheerin,
  Vice President                            Formerly consultant with Pricewaterhouse
  Coopers (November 2000-May 2001) prior to which he was a Vice President of Merrill
  Lynch Pierce Fenner & Smith, Inc. (July 1998-October 2000).
Bonnie Sherman,
  Assistant Vice President                  None
David C. Sitgreaves,
  Assistant Vice President                  None
Edward James Sivigny
  Assistant Vice President                  Formerly a Director for ABN Amro Securities
  (July 2001-July 2002) prior to which he was Associate Director for Barclays Capital
  (1998-July 2001).
Enrique H. Smith,
  Assistant Vice President                  Formerly a business analyst with Goldman
  Sachs (August 1999-August 2001).
Richard A. Soper,
  Vice President                            None
Louis Sortino,
Assistant Vice President:
  Rochester Division                        None
Keith J. Spencer,
  Vice President                            None
Marco Antonio Spinar,
  Assistant Vice President                  Formerly, Director of Business Operations
  at AOL Time Warner, AOL Time Warner Book Group (June 2000-December 2001).
Richard A. Stein,
  Vice President: Rochester Division        None
Arthur P. Steinmetz,
  Senior Vice President                     Senior Vice President of HarbourView Asset
  Management Corporation.
Jayne M. Stevlingson,
  Vice President                            None
Gregory J. Stitt,
  Vice President                            None
John P. Stoma,
  Senior Vice President                     Senior Vice President of OppenheimerFunds
  Distributor, Inc.
Wayne Strauss,
Assistant Vice President:
  Rochester Division                        None
Michael Stricker,
  Vice President                            None
Deborah A. Sullivan,
Assistant Vice President,
  Assistant Counsel                         Since December 2001, Secretary of
  Oppenheimer Trust Company.
Mary Sullivan,
  Assistant Vice President                  None
Kevin L. Surrett,
  Assistant Vice President                  None
Susan B. Switzer,
  Vice President                            None
Anthony A. Tanner,
  Vice President: Rochester Division        None
Paul Temple,
  Vice President                            Formerly a Vice President of Merrill Lynch
  (October 2001-January 2002) prior to which he was a Vice President with
  OppenheimerFunds, Inc. (May 2000-October 5, 2001).
Eamon Tubridy,
  Assistant Vice President                  None
James F. Turner,
  Vice President                            Formerly portfolio manager for Technology
  Crossover Ventures (May 2000-March 2001).
Cameron Ullyat,
  Assistant Vice President                  None
Mark S. Vandehey,
  Vice President                            Vice President of OppenheimerFunds
  Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services,
  Inc.
Maureen Van Norstrand,
  Assistant Vice President                  None
Vincent Vermette,
  Assistant Vice President                  Assistant Vice President of
  OppenheimerFunds Distributor, Inc.
Phillip F. Vottiero,
  Vice President                            None
Samuel Sloan Walker,
  Vice President                            Vice President of HarbourView Asset
  Management Corporation.
Teresa M. Ward,
  Vice President                            Vice President of OppenheimerFunds
  Distributor, Inc.
Darrin L. Watts,
  Assistant Vice President                  None
Jerry A. Webman,
  Senior Vice President                     Senior Vice President of HarbourView Asset
  Management Corporation.
Christopher D. Weiler,
Assistant Vice President:
  Rochester Division                        None
Barry D. Weiss,
  Vice President                            None
Melissa Lynn Weiss,
  Vice President                            Formerly an Associate at Hoguet Newman &
  Regal, LLP (January 1998-May 2002).
Christine Wells,
  Vice President                            None
Joseph J. Welsh,
  Vice President                            None
Diederick Wermolder,
  Vice President                            Director of OppenheimerFunds International
  Ltd.; Senior Vice President (Managing Director of the International Division) of OFI
  Institutional Asset Management, Inc.
Catherine M. White,
  Assistant Vice President                  Assistant Vice President of
  OppenheimerFunds Distributor, Inc. Formerly, Assistant Vice President with Gruntal &
  Co. LLC (September 1998 - October 2000); member of the American Society of Pension
  Actuaries (ASPA) since 1995.
William L. Wilby,
  Senior Vice President                     Formerly Senior Vice President of
  HarbourView Asset Management Corporation (May 1999-July 2002).
Donna M. Winn,
  Senior Vice President                     President, Chief Executive Officer and
  Director of OFI Private Investments, Inc.; Director and President of OppenheimerFunds
  Legacy Program; Senior Vice President of OppenheimerFunds Distributor, Inc.
Kenneth Winston,
  Senior Vice President                     Principal at Richards & Tierney, Inc.
  (until June 2001).
Brian W. Wixted,
Senior Vice President and
  Treasurer                                 Treasurer of HarbourView Asset Management
  Corporation; OppenheimerFunds International Ltd., Oppenheimer Partnership Holdings,
  Inc., Oppenheimer Real Asset Management Corporation, Shareholder Services, Inc.,
  Shareholder Financial Services, Inc., OFI Private Investments, Inc. and OFI
  Institutional Asset Management, Inc.; Treasurer and Chief Financial Officer of
  Oppenheimer Trust Company; Assistant Treasurer of Oppenheimer Acquisition Corp. and
  OppenheimerFunds Legacy Program.
Carol Wolf,
  Senior Vice President                     Serves on the Board of the Colorado Ballet.
Kurt Wolfgruber,
  Senior Vice President                     Director of Tremont Advisers, Inc. (as of
  January 2002).
Caleb C. Wong,
  Vice President                            None
Edward C. Yoensky,
  Assistant Vice President                  None
Robert G. Zack
Senior Vice President and
  General Counsel                           General Counsel and Director of
  OppenheimerFunds Distributor, Inc.; General Counsel of Centennial Asset Management
  Corporation; Senior Vice President and General Counsel of HarbourView Asset
  Management Corporation and OFI Institutional Asset Management, Inc.; Senior Vice
  President, General Counsel and Director of Shareholder Financial Services, Inc.,
  Shareholder Services, Inc., OFI Private Investments, Inc. and Oppenheimer Trust
  Company; Vice President and Director of Oppenheimer Partnership Holdings, Inc.;
  Secretary of OAC Acquisition Corp.; Director and Assistant Secretary of
  OppenheimerFunds International Ltd.; Director of Oppenheimer Real Asset Management,
  Inc.; Vice President of OppenheimerFunds Legacy Program.
Jill Zachman,
  Vice President: Rochester Division        None
Neal A. Zamore,
  Vice President                            None
Mark D. Zavanelli,
  Vice President                            None
Alex Zhou,
  Assistant Vice President                  None
Arthur J. Zimmer,
  Senior Vice President                     Senior Vice President (since April 1999) of
  HarbourView Asset Management Corporation.

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Concentrated Growth Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer Intermediate Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Growth & Income Fund (a series of Oppenheimer Main
   Street Funds, Inc.
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Managers (6 series):
     Gartmore Millennium Growth Fund II
     Jennison Growth Fund
     Mercury Advisors Focus Growth Fund
     Mercury Advisors S&P 500 Index Fund
     QM Active Balanced Fund
     Salomon Brothers Capital Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Special Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (10 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Growth & Income Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial Services,
Inc., Shareholder Services, Inc., OppenheimerFunds Services, Centennial Asset
Management Corporation, Centennial Capital Corp., Oppenheimer Real Asset Management,
Inc. and OppenheimerFunds Legacy Program is 6803 South Tucson Way, Centennial,
Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView
Asset Management Corp., Oppenheimer Partnership Holdings, Inc., Oppenheimer
Acquisition Corp., OFI Private Investments, Inc., OAM Institutional, Inc. and
Oppenheimer Trust Company is 498 Seventh Avenue, New York, New York 10018.

The address of Tremont Advisers, Inc. is 555 Theodore Fremd Avenue, Suite 206-C, Rye,
New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life Center, Lower
Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring Street,
Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter

(a)      OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's
shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in
Part A and B of this Registration Statement and listed in Item 26(b) above (except
Oppenheimer Multi-Sector Income Trust and Panorama Series Fund, Inc.) and for
MassMutual Institutional Funds.

(b)      The directors and officers of the Registrant's principal underwriter are:

Name & Principal
Business Address  Position & Office
with Underwriter  Position and Office
with Registrant
Robert Agan(1)                                Vice President                       None
Janette Aprilante(1)                          Secretary                            None
Jason R. Bach
3264 Winthrop Cricle
Marietta, GA 30067                            Vice President                       None
Kathleen Beichert(1)                          Vice President                       None
Gabriella Bercze(2)                           Vice President                       None
Douglas S. Blankenship
17011 Woodbark
Spring, TX 77379                              Vice President                       None
Tracey Blinzler(1)                            Assistant Vice President             None
Kevin Bonner(1)                               Vice President                       None
L. Scott Brooks(2)                            Vice President                       None
Kevin E. Brosmith
170 Phillip Court
Lake Bluff, IL 60044                          Senior Vice President                None
Jeffrey W. Bryan(2)                           Vice President                       None
Susan Burton
412 Towne Green Circle
Addison, TX 75001                             Vice President                       None
Kathleen Mary Byron
6 Dahlia Drive
Irvine, CA 92618                              Vice President                       None
Robert A. Coli
12 White Tail Lane
Bedminster, NJ 07921                          Vice President                       None
Jill E. Crockett(2)                           Assistant Vice President             None
Jeffrey D. Damia(2)                           Vice President                       None
John Davis(2)                                 Assistant Vice President             None
Stephen J. Demetrovits(2)                     Vice President                       None
Michael W. Dickson
21 Trinity Avenue
Glastonbury, CT 06033                         Vice President                       None
Joseph A. DiMauro
244 McKinley Avenue
Grosse Pointe Farms, MI 48236                 Vice President                       None
Steven Dombrower(w)                           Vice President                       None
George P. Dougherty
4090 Redbud Circle
Doylestown, PA 18901                          Vice President                       None
Cliff H. Dunteman
1196 Fieldstone Dr.
Crystal Lake, IL 60014-1642                   Vice President                       None
John Eiler(2)                                 Vice President                       None
Kent M. Elwell
35 Crown Terrace
Yardley, PA 19067                             Vice President                       None
Gregg A. Everett
7124 Trysail Circle
Tampa, FL 33607                               Vice President                       None
George R. Fahey
9 Townview Court
Flemington, NJ 08822                          Vice President                       None
Eric C. Fallon
10 Worth Circle
Newton, MA 02458                              Vice President                       None
Katherine P. Feld(2)                          Vice President
Assistant Secretary
Mark J. Ferro(2)                              Vice President                       None
Ronald H. Fielding(3)                         Vice President                       None
Patrick W. Flynn (1)                          Senior Vice President                None
John E. Forrest(2)                            Senior Vice President                None
John ("J) Fortuna(2)                          Vice President                       None
P. Lyman Foster(2)                            Senior Vice President                None
Luiggino J. Galleto
10302 Riesling Court
Charlotte, NC 28277                           Vice President                       None
Michelle M. Gans
2700 Polk Street, Apt. #9
San Francisco, CA 94109                       Vice President                       None
Lucio Giliberti
6 Cyndi Court
Flemington, NJ 08822                          Vice President                       None
Raquel Granahan(2)                            Vice President                       None
Ralph Grant(2)                                Senior Vice President                None
Michael D. Guman
3913 Pleasant Avenue
Allentown, PA 18103                           Vice President                       None
Tonya N. Hammet
2612 W. Grand Reserve Circle #227
Clearwater, FL 33759                          Assistant Vice President             None
Clifford W. Heidinger
90 Gates Street
Portsmouth, NH 03801                          Vice President                       None
Phillipe D. Hemery
184 Park Avenue
Rochester, NY 14607                           Vice President                       None
Elyse R. Jurman Herman
1194 Hillsboro Mile, Villa 51
Hillsboro Beach, FL  33062                    Vice President                       None
Wendy G. Hetson
4 Craig Street
Jericho, NY 11753                             Vice President                       None
Kristen L. Heyburn
2315 Mimosa Drive #2
Houston, TX 77019                             Vice President                       None
William E. Hortz(2)                           Vice President                       None
Edward Hrybenko(2)                            Vice President                       None
Brian F. Husch(2)                             Vice President                       None
Richard L. Hymes(2)                           Assistant Vice President             None
Kathleen T. Ives(1)                           Vice President
Assistant Secretary
Eric K. Johnson
28 Oxford Avenue
Mill Valley, CA 94941                         Vice President                       None
Mark D. Johnson
15792 Scenic Green Court
Chesterfield, MO 63017                        Vice President                       None
John S. Kavanaugh
2 Cervantes, Apt. #301
San Francisco, CA 94123                       Vice President                       None
Christina J. Keller(2)                        Vice President                       None
Brian G. Kelly
60 Larkspur Road
Fairfield, CT 06430                           Vice President                       None
Michael Keogh(2)                              Vice President                       None
Lisa Klassen(1)                               Assistant Vice President             None
Richard Klein
4820 Fremont Avenue So.
Minneapolis, MN 55409                         Senior Vice President                None
Richard Knott(2)                              Vice President                       None
Dean Kopperud(2)                              Senior Vice President                None
Brent A. Krantz
P. O. Box 1313
Seahurst, WA 98062                            Senior Vice President                None
David T. Kuzia
9697 S. Golden Eagle Dr.
Highlands, CO 80126                           Vice President                       None
Tracey Lange(2)                               Vice President                       None
Paul R. LeMire                                Vice President                       None
Dawn Lind
21 Meadow Lane
Rockville Centre, NY 11570                    Vice President                       None
Malissa Lischin(2)                            Assistant Vice President             None
James V. Loehle
30 Wesley Hill Lane
Warwick, NY 10990                             Vice President                       None
John J. Lynch
5341 Ellsworth
Dallas, TX 75206                              Vice President                       None
Mark Macken
462 Lincoln Avenue
Sayville, NY 11782                            Vice President                       None
Michael Magee(2)                              Vice President                       None
Steven C. Manns
1941 W. Wolfram
Chicago, IL 60657                             Vice President                       None
Todd A. Marion
3 St. Marks Place
Cold Spring Harbor, NY 11724                  Vice President                       None
David M. Martin
10155 S. Woodrose Lane
Highlands Ranch, CO 80126                     Vice President                       None
LuAnn Mascia(2)                               Assistant Vice President             None
Theresa-Marie Maynier
2421 Charlotte Drive
Charlotte, NC 28203                           Vice President                       None
Anthony P. Mazzariello
704 Beaver Road
Leetsdale, PA 15056                           Vice President                       None
John C. McDonough
3812 Leland Street
Chevy Chase, MD 20815                         Vice President                       None
Kent C. McGowan
18424 12th Avenue West
Lynnwood, WA 98037                            Vice President                       None
John V. Murphy(2)                             Director
President, Principal Executive Officer, Chairman & Manager
Wendy Jean Murray
32 Carolin Road
Upper Montclair, NJ 07043                     Vice President                       None
Christina Nasta(2)                            Assistant Vice President             None
Kevin P. Neznek(2)                            Vice President                       None
Chad V. Noel
2408 Eagleridge Drive
Henderson, NV 89014                           Vice President                       None

Raymond C. Olson(1)                           Assistant Vice President
                                               & Treasurer                         None
Gayle E. Pereira
2707 Via Arboleda
San Clemente, CA 92672                        Vice President                       None
Brian C. Perkes
8734 Shady Shore Drive
Frisco, TX 75034                              Vice President                       None
Charles K. Pettit
22 Fall Meadow Drive
Pittsford, NY 14534                           Vice President                       None
William L. Presutti
238 Kemp Avenue
Fair Haven, NJ 07704                          Vice President                       None
Elaine Puleo-Carter(2)                        Senior Vice President                None
Christopher L. Quinson
19 Cayuga Street
Rye, NY 10580                                 Vice President                       None
Minnie Ra
100 Dolores Street, #203
Carmel, CA 93923                              Vice President                       None
Heather Rabinowitz(2)                         Assistant Vice President             None
Gary D. Rakan
25031 Woodridge Triangle
Farmington, MI 48335                          Vice President                       None
Michael A. Raso
16 N. Chatsworth Ave., Apt. 301
Larchmont, NY 10538                           Vice President                       None
Douglas Rentschler
677 Middlesex Road
Grosse Pointe Park, MI 48230                  Vice President                       None
Louis H. Reynolds                             Vice President                       None
Michelle Simone Richter(2)                    Vice President                       None
Ruxandra Risko(2)                             Vice President                       None
David R. Robertson(2)                         Senior Vice President                None
Kenneth A. Rosenson
24753 Bantage Point Terr.
Malibu, CA 90265                              Vice President                       None
James H. Ruff(2)                              President & Director                 None
William R. Rylander
85 Evergreen Road
Vernon, CT 06066                              Vice President                       None
Thomas Sabow(2)                               Vice President                       None
Alfredo Scalzo
9616 Lake Chase Island Way
Tampa, FL 33626                               Vice President                       None
Michael Sciortino
785 Beau Chene Drive
Mandeville, LA 70471                          Vice President                       None
Eric Sharp
862 McNeill Circle
Woodland, CA 95695                            Vice President                       None
Debbie Simon(2)                               Vice President                       None
Douglas Bruce Smith
808 South 194th Street
Seattle,WA 98148                              Vice President                       None
William A. Spetrino
7631 Yennicook Way
Hudson, OH 44236                              Vice President                       None
Bryan Stein(2)                                Vice President                       None
John Stoma(2)                                 Senior Vice President                None
Brian C. Summe
239 N. Colony Drive
Edgewood, KY 41017                            Vice President                       None
Michael Sussman(2)                            Assistant Vice President             None
George T. Sweeney
5 Smoke House Lane
Hummelstown, PA 17036                         Senior Vice President                None
Scott McGregor Tatum
704 Inwood
Southlake, TX 76092                           Vice President                       None
James Taylor(2)                               Assistant Vice President             None
Martin Telles(2)                              Senior Vice President                None
David G. Thomas
1328 N. Cleveland Street
Arlington, VA 22201                           Vice President                       None
Bryan K.Toma
14575 S. Gallery
Olathe, KS 66062                              Vice President                       None
Floyd A. Tucker
1930 W. Barry Ave., #2
Chicago, IL 60657                             Vice President                       None
Tanya Valency(2)                              Vice President                       None
Mark Vandehey(1)                              Vice President                       None
Vincent Vermete                               Assistant Vice President             None
Teresa Ward(1)                                Vice President                       None
Michael J. Weigner
4905 W. San Nicholas Street
Tampa, FL 33629                               Vice President                       None
Donn Weise
3249 Earlmar Drive
Los Angeles, CA 90064                         Vice President                       None
Catherine White(2)                            Assistant Vice President             None
Thomas Wilson(2)                              Vice President                       None
Donna Winn(2)                                 Senior Vice President                None
Philip Witkower(2)                            Senior Vice President                None
Cary Patrick Wozniak
18808 Bravata Court
San Diego, CA 92128                           Vice President                       None
Gregor D. Yuska
16035 Canterbury Estates Dr.
Ellisville, MO 63021                          Vice President                       None
Robert G. Zack(2)                             General Counsel & Director
Secretary

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)498 Seventh Avenue, New York, NY 10018
(3)350 Linden Oaks, Rochester, NY 14623

(c)      Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803
South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment
Company Act of 1940, the Registrant has duly caused this Initial Registration
Statement on Form N1-A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 26th day of
September, 2002.

         Oppenheimer Multi Cap Value Fund

         By:     /s/ John V. Murphy
                 --------   ----
John V. Murphy, President, Principal Executive Officer, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures        Title    Date
----------        -----    ----

/s/ John V. Murphy

____________________       President, Principal Executive     September 26, 2002
John V. Murphy                Officer and Chairman

/s/ Robert G. Zack
____________________           Trustee                                 September 26,
2002
Robert G. Zack

/s/ Deborah A. Sullivan
____________________          Secretary & Trustee                      September 26,
2002
Deborah A. Sullivan

/s/ Brian Wixted                 Treasurer, Principal
_____________________        Financial and Accounting         September 26, 2002
Brian Wixted      Officer

OPPENHEIMER MULTI CAP VALUE FUND

Initial Registration Statement

EXHIBIT INDEX

Exhibit No.       Description
-----------       -----------

23(a)    Declaration of Trust dated August 27, 2002

23(b)    By-Laws
23(c) (i)         Specimen Class A Share Certificate
23(c) (ii)        Specimen Class B Share Certificate
23(c) (iii)       Specimen Class C Share Certificate
23(c) (iv)        Specimen Class N Share Certificate
23(c) (v)         Specimen Class Y Share Certificate

23(d)    Form of Investment Advisory Agreement

23(e)    Form of General Distributor's Agreement

23(g)    Form of Custody Agreement

23(l)    Investment Letter from OppenheimerFunds, Inc.

23(m) (i)         Form of Service Plan and Agreement for Class A shares
23(m) (ii)        Form of Distribution and Service Plan and Agreement for Class B shares
23(m) (iii)       Form of Distribution and Service Plan and Agreement for Class C shares
23(m) (iv)        Form of Distribution and Service Plan and Agreement for Class N shares